ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

*	Non-income producing security
#	Percentages for the various classifications relate to total net assets
^	Amount rounds to less than $1 or 0.1%
‡	One contract is equal to 100 shares.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment abbreviations

ADR	American Depositary Receipt
BA	Bankers Acceptance Rate
BUBOR	Budapest Interbank Offered Rate
CDI	Certificate of Interbank Deposit
CITI	Citibank, N.A.
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GS	Goldman Sachs International
ICE	Intercontinental Exchange
JPM	JPMorganChase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
TIIE	Mexican Interbank Equilibrium Interest Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UBS AG	Union Bank of Switzerland
WIBOR	Warsaw Interbank Offer Rate

Currency abbreviations

AED	United Arab Emirates dirham
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNY	Chinese yuan
CZK	Czech koruna
DKK	Danish krone
DOP	Dominican peso
EUR	Euro
GBP	British pound
GEL	Georgian lari
HKD	Hong Kong dollar
HUF	Hungarian forint
IDR	Indonesian rupiah
ILS	Israel new shekel
INR	Indian rupee
ISK	Iceland krona
JPY	Japanese yen
KES	Kenyan shilling

KRW	Korean won
KZT	Kazakhstan tenge
MXN	Mexican peso
MYR	Malaysia ringgit
NGN	Nigerian naira
NOK	Norwegian krone
PEN	Peruvian nuevo sol
PLN	Polish zloty
RON	Romanian leu
RSD	Serbian dinar
RUB	Russian ruble
SEK	Swedish krona
SGD	Singapore dollar
THB	Thailand baht
TWD	New Taiwan dollar
UGX	Ugandan shilling
USD	U.S. dollar
UYU	Uruguayan peso
UZS	Uzbekistani som
VND	Vietnamese dong
ZAR	South African rand

Artisan Developing World Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.8%

Brazil - 8.6%
MercadoLibre, Inc. *	173	$205,321
NU Holdings Ltd., Class A *	8,042	63,449

		268,770

China - 20.0%
Bilibili, Inc., ADR *	3,204	48,373
JD Health International, Inc. *(1)(2)	9,847	62,423
Kanzhun Ltd., ADR *	2,344	35,281
KE Holdings, Inc., ADR *	6,143	91,220
Kweichow Moutai Co. Ltd., Class A(1)	380	88,642
Meituan, Class B *(1)(2)	7,180	112,858
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	1,401	57,813
Tencent Holdings Ltd.(1)	1,047	44,563
Wuxi Biologics Cayman, Inc. *(1)(2)	12,848	61,906
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A(1)	572	22,659

		625,738

France - 5.5%
Hermes International(1)	17	36,254
LVMH Moet Hennessy Louis Vuitton SE(1)	107	100,745
Sartorius Stedim Biotech(1)	144	35,966

		172,965

India - 5.3%
Apollo Hospitals Enterprise Ltd.(1)	1,081	67,257
HDFC Bank Ltd., ADR	1,425	99,353

		166,610

Netherlands - 7.8%
Adyen NV *(1)(2)	83	143,778
ASML Holding NV, ADR	137	99,149

		242,927

Singapore - 6.9%
Grab Holdings Ltd., Class A *	10,105	34,660
Sea Ltd., ADR *	3,114	180,758

		215,418

United States - 43.7%
Airbnb, Inc., Class A *	1,595	204,455
Align Technology, Inc. *	192	68,023
Coca-Cola Co. (The)	591	35,582
Crowdstrike Holdings, Inc., Class A *	986	144,774
Datadog, Inc., Class A *	368	36,197
Estee Lauder Cos., Inc. (The), Class A	505	99,223
Mastercard, Inc., Class A	93	36,425
Netflix, Inc. *	214	94,268
NVIDIA Corp.	471	199,340
Snap, Inc., Class A *	6,977	82,610
Snowflake, Inc., Class A *	387	68,176
Unity Software, Inc. *	1,259	54,685
Veeva Systems, Inc., Class A *	445	87,975
Visa, Inc., Class A	659	156,483

		1,368,216

Total common stocks (Cost $2,064,735)		3,060,644

SHORT-TERM INVESTMENT - 0.5%

INVESTMENT COMPANY - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $16,019)	16,019	16,019

Total investments - 98.3% (Cost $2,080,754)		3,076,663

Other assets less liabilities - 1.7%		54,178

Total net assets - 100.0%#		$3,130,841

Artisan Developing World Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $834,864, or 26.7% of total net assets. See notes (B) and (C) in the accompanying notes.

(2)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $380,965 or 12.2% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$485,853	15.8%
Consumer Discretionary	659,633	21.4
Consumer Staples	285,870	9.3
Financials	499,488	16.2
Health Care	401,599	13.1
Industrials	34,660	1.1
Information Technology	602,321	19.6
Real Estate	91,220	3.0
Short-Term Investment	16,019	0.5

Total investments	$3,076,663	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CNY	$169,114	5.5%
EUR	316,743	10.3
HKD	281,750	9.1
INR	67,257	2.2
USD	2,241,799	72.9

Total investments	$3,076,663	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 54.1%

Albania - 1.5%
Republic of Albania 5.90%, 6/9/2028(1)	EUR	470	$501

Angola - 2.7%
Republic of Angola
(ICE LIBOR USD 6 Month + 7.50%), 12.77%, 7/3/2023(1)(2)		$229	229
6.93%, 2/19/2027(1)		166	153
8.25%, 5/9/2028(1)		250	221
9.13%, 11/26/2049(1)		350	270

			873

Bahamas - 2.2%
Commonwealth of the Bahamas 5.75%, 1/16/2024(1)		740	720

Benin - 2.3%
Benin Government Bond 4.88%, 1/19/2032(1)	EUR	930	767

Cameroon - 4.0%
Republic of Cameroon 9.50%, 11/19/2025(1)		1,380	1,317

Egypt - 1.6%
Arab Republic of Egypt 7.50%, 2/16/2061(1)		1,030	514

Indonesia - 5.1%
Republic of Indonesia
6.38%, 4/15/2032	IDR	4,100,000	274
8.25%, 5/15/2036	IDR	9,854,000	756
7.13%, 6/15/2042	IDR	9,400,000	655

			1,685

Iraq - 3.7%
Republic of Iraq 5.80%, 1/15/2028(1)		1,309	1,202

Ivory Coast - 1.2%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(1)	EUR	445	409

Kenya - 2.1%
Republic of Kenya
6.88%, 6/24/2024(1)		530	503
7.00%, 5/22/2027(1)		200	180

			683

Macedonia - 3.9%
Republic of North Macedonia
5.63%, 7/26/2023(1)	EUR	748	816
6.96%, 3/13/2027(1)	EUR	340	378
1.63%, 3/10/2028(1)	EUR	100	88

			1,282

Nigeria - 2.7%
Federal Republic of Nigeria
7.63%, 11/21/2025(3)		281	268
8.75%, 1/21/2031(1)		390	349
9.25%, 1/21/2049(1)		232	192
8.25%, 9/28/2051(1)		125	93

			902

Papua New Guinea - 1.6%
Papua New Guinea Government International Bond 8.38%, 10/4/2028(1)		575	534

Peru - 4.8%
Bonos de la Tesoreria 6.15%, 8/12/2032	PEN	6,050	1,592

Romania - 3.7%
Romania Government Bond
8.75%, 10/30/2028	RON	1,060	253
3.62%, 5/26/2030(1)	EUR	360	344
2.12%, 7/16/2031(1)	EUR	150	124
Series 10Y, 8.25%, 9/29/2032	RON	1,310	315
4.63%, 4/3/2049(1)	EUR	200	168

			1,204

Rwanda - 0.5%
Republic of Rwanda 5.50%, 8/9/2031(1)		225	169

Senegal - 0.6%
Republic of Senegal 6.25%, 7/30/2024(1)		200	196

Serbia - 6.5%
Republic of Serbia
1.50%, 6/26/2029(1)	EUR	195	164
4.50%, 8/20/2032	RSD	108,000	883
1.65%, 3/3/2033(1)	EUR	300	218
2.05%, 9/23/2036(1)	EUR	1,310	875

			2,140

Tajikistan - 0.8%
Republic of Tajikistan 7.13%, 9/14/2027(1)		340	279

Uzbekistan - 2.6%
Republic of Uzbekistan 14.50%, 11/25/2023(1)	UZS	10,000,000	862

Total sovereign government bonds (Cost $17,364)			17,831

CORPORATE BONDS - 15.9%

Brazil - 0.8%
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031(1)		290	195
Unigel Luxembourg SA 8.75%, 10/1/2026(1)		253	83

			278

Colombia - 2.6%
Aris Mining Corp. 6.88%, 8/9/2026(1)		477	349
EnfraGen Energia Sur SA 5.38%, 12/30/2030(1)		400	260

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(1)		275	236

			845

Czech Republic - 1.0%
Energo-Pro A/S
4.50%, 5/4/2024(1)	EUR	100	107
8.50%, 2/4/2027(1)		250	237

			344

Dominican Republic - 4.8%
Banco Central de la Republica Dominicana 13.00%, 12/5/2025(1)	DOP	81,900	1,595

Georgia - 0.7%
Georgia Capital JSC 6.13%, 3/9/2024(1)		225	221

Mexico - 0.8%
Petroleos Mexicanos 6.95%, 1/28/2060		430	268

Nigeria - 1.2%
SEPLAT Energy plc 7.75%, 4/1/2026(1)		485	404

Peru - 2.6%
Auna SAA 6.50%, 11/20/2025(1)		500	413
Inkia Energy Ltd. 5.88%, 11/9/2027(1)		457	434

			847

Romania - 0.7%
Banca Transilvania SA (EURIBOR ICE Swap Rate 1 Year + 5.58%), 8.88%, 4/27/2027(1)(2)	EUR	200	224

Tanzania - 0.7%
HTA Group Ltd. 7.00%, 12/18/2025(3)		240	227

Total corporate bonds (Cost $5,321)			5,253

SHORT-TERM INVESTMENTS - 25.6%

SOVEREIGN GOVERNMENT TREASURY BILLS - 3.8%
Banco Central del Uruguay
11.04%, 2/2/2024(4)	UYU	3,050	76
10.66%, 3/1/2024(4)	UYU	34,281	853
11.03%, 5/3/2024(4)	UYU	12,300	300

Total sovereign government treasury bills (Cost $1,186)			1,229

U.S. TREASURY OBLIGATIONS - 19.2%
U.S. Treasury Bills
1.96%, 7/5/2023(4)		830	830
4.19%, 7/18/2023(4)		1,600	1,597
4.61%, 8/1/2023(4)		3,900	3,884

Total U.S. treasury obligations (Cost $6,309)			6,311

REPURCHASE AGREEMENT - 0.8%
JPMorgan Chase Bank, N.A., Dated 5/3/23, with an interest rate of 4.50% payable by the Portfolio, collateralized by Par 275 Petroleos Mexicanos, 6.88% due 10/16/2025 and a market value of $265(5) (Cost $279)		279	279

	Shares Held
INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97%		207	207
Federated Treasury Obligations Fund - Institutional Class, 4.96%		201	201
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.03%		201	201

Total investment companies (Cost $609)			609

Total short-term investments (Cost $8,383)			8,428

Total investments - 95.6% (Cost $31,068)			31,512

	Principal Amount
SECURITY SOLD SHORT - (0.8)%

CORPORATE BOND - (0.8)%

Mexico - (0.8)%
Petroleos Mexicanos 6.88%, 10/16/2025(6) (Proceeds $(269))		$(275)	(265)

Total investments after security sold short - 94.8% (Cost $30,799)			31,247

Other assets less liabilities - 5.2%			1,705

Total net assets - 100.0%#			$32,952

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $17,593 or 53.4% of net assets.

(2)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Yield to maturity.
(5)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(6)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Energy	$1,447	4.6%
Financials	2,040	6.5
Foreign Government Securities	17,831	56.6
Health Care	413	1.3
Industrials	227	0.7
Materials	432	1.4
Utilities	694	2.2
Short-Term Investments	8,428	26.7

Total investments	$31,512	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
DOP	$1,595	5.1%
EUR	5,183	16.4
IDR	1,685	5.3
PEN	1,592	5.1
RON	568	1.8
RSD	883	2.8
USD	17,915	56.9
UYU	1,229	3.9
UZS	862	2.7

Total investments	$31,512	100.0%

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold			Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,342	HUF		869,934	SCB	7/3/2023	$8
HUF	869,934	EUR		2,226	SCB	7/3/2023	119
KZT**	912,790	USD		2,019	SCB	7/3/2023	5
USD	210	NGN		110,000	SCB	7/5/2023	66
PLN	2,690	EUR		603	SCB	7/10/2023	4
RON	2,206	USD		484	JPM	7/10/2023	1
USD	719	RON		3,209	JPM	7/10/2023	13
PEN**	2,050	USD		553	CITI	7/11/2023	12
UZS**	5,900,000	USD		506	CITI	7/17/2023	6
UZS**	3,650,000	USD		308	CITI	7/17/2023	9
KZT**	18,300	USD		40	SCB	7/18/2023	1
USD	46	KES	**	6,200	SCB	7/20/2023	2
CZK	19,300	EUR		809	SCB	7/24/2023	1
KZT**	912,790	USD		1,991	CITI	7/31/2023	17
USD	450	ZAR		8,256	JPM	8/8/2023	13
ZAR	8,163	USD		431	JPM	8/8/2023	2
USD	281	IDR	**	4,200,000	CITI	8/22/2023	2
IDR**	2,300,000	USD		150	CITI	9/6/2023	3
EUR	968	USD		1,060	SCB	9/20/2023	1
USD	7,247	EUR		6,610	SCB	9/20/2023	5
UZS**	3,650,000	USD		299	CITI	10/17/2023	14
UZS**	567,859	USD		48	CITI	11/2/2023	— ^
USD	162	KES	**	23,300	SCB	12/6/2023	3

Total unrealized appreciation							307

USD	2,007	KZT	**	912,790	CITI	7/3/2023	(17)
NGN	110,000	USD		213	SCB	7/5/2023	(69)
THB	10,290	USD		305	SCB	7/6/2023	(15)
USD	306	RON		1,406	JPM	7/10/2023	(3)
USD	884	PEN	**	3,262	CITI	7/11/2023	(15)
UZS**	1,300,000	USD		113	SCB	7/17/2023	— ^
KES**	6,200	USD		48	JPM	7/20/2023	(4)
CZK	2,300	EUR		97	SCB	7/24/2023	— ^
HUF	911,034	EUR		2,429	SCB	8/3/2023	(9)
USD	182	EUR		167	SCB	9/20/2023	— ^
THB	10,290	USD		294	SCB	10/5/2023	(1)
USD	479	UZS	**	5,700,000	CITI	10/17/2023	(11)
USD	324	IDR	**	4,883,621	CITI	12/4/2023	— ^
KES**	123,000	USD		901	SCB	12/6/2023	(58)
USD	637	KES	**	99,700	SCB	12/6/2023	(46)

Total unrealized depreciation							(248)

Net unrealized appreciation							$59

**	Non-deliverable.

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Positions Contracts
Euro-Bobl	(19)	9/7/2023	EUR	$(1,900)	$(2,399)	$33
Euro-Bund	(15)	9/7/2023	EUR	(1,500)	(2,189)	11
Euro-Schatz	(1)	9/7/2023	EUR	(100)	(114)	1
U.S. Treasury 2 Year Note	(26)	9/29/2023	USD	(5,200)	(5,287)	59
U.S. Treasury 5 Year Note	(9)	9/29/2023	USD	(900)	(964)	12
U.S. Treasury 10 Year Note	(9)	9/20/2023	USD	(900)	(1,010)	13
U.S. Treasury 10 Year Ultra Note	(8)	9/20/2023	USD	(800)	(948)	7
U.S. Treasury Long Bond	(1)	9/20/2023	USD	(100)	(127)	(1)

Net unrealized appreciation						$135

CENTRALLY CLEARED CREDIT DEFAULT SWAP - SELL PROTECTION

Values in thousands

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount		Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Republic of South Africa	1.00	Quarterly	6/20/2024	USD	275	— ^	— ^	— ^

Total						— ^	— ^	— ^

CENTRALLY CLEARED INTEREST RATE SWAPS

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
4 week TIIE monthly	8.65 monthly	Pay	5/17/2032	MXN	5,490	—	11	11
4 week TIIE monthly	8.72 monthly	Pay	9/1/2032	MXN	22,700	3	49	52
1 day CLICP semi-annually	7.86 semi-annually	Pay	4/27/2025	CLP	2,010,200	2	28	30
1 day CLICP semi-annually	5.16 semi-annually	Receive	4/27/2033	CLP	469,000	(2)	3	1
1 day CDI at termination	10.94 at termination	Pay	1/2/2026	BRL	9,800	4	34	38

Total unrealized appreciation						7	125	132

4 week TIIE monthly	9.87 monthly	Pay	3/21/2025	MXN	109,800	(8)	(12)	(20)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR	51,000	—	(10)	(10)

Total unrealized depreciation						(8)	(22)	(30)

Total						(1)	103	102

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

OTC CREDIT DEFAULT SWAP - SELL PROTECTION

Values in thousands

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	USD	260	— ^	— ^	— ^

Total							— ^	— ^	— ^

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Floating Rate Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value

BANK LOANS - 84.4%

Aerospace & Defense - 1.4%
Jazz Acquisition, Inc. First Lien Term Loan (SOFR + 4.00%), 9.20%, 6/19/2026(1)	$633	$632

Automobile Components - 0.5%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 9.77%, 5/11/2028(1)	341	226

Building Products - 0.8%
CP Atlas Buyer, Inc. Term Loan B (SOFR + 3.75%), 8.95%, 11/23/2027(1)	408	383

Capital Markets - 2.6%
Edelman Financial Engines Center LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 11.94%, 7/20/2026(1)	1,250	1,204

Chemicals - 0.9%
Iris Holding, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.90%, 6/28/2028(1)	496	418

Commercial Services - 6.0%
Digital Room Holdings, Inc. First Lien Term Loan (SOFR + 5.25%), 10.45%, 12/21/2028(1)	573	513
Employbridge Holding Co. Term Loan B
(SOFR + 4.75%), 10.26%, 7/19/2028(1)	1,480	1,189
(SOFR + 4.75%), 10.29%, 7/19/2028(1)	8	6
National Intergovernmental Purchasing Alliance Co. First Lien Term Loan (SOFR + 3.50%), 8.40%, 5/23/2025(1)	362	359
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (SOFR + 7.50%), 12.40%, 5/26/2026(1)	315	293
New SK Holdco Sub LLC Term Loan (SOFR + 8.25%), 13.43%, 6/30/2027(1)	499	430

		2,790

Commercial Services & Supplies - 3.6%
Neptune BidCo US, Inc. First Lien Term Loan B (SOFR + 5.00%), 9.99%, 4/11/2029(1)	1,152	1,011
Spin Holdco, Inc. Term Loan (ICE LIBOR USD 3 Month + 4.00%), 9.23%, 3/4/2028(1)	746	637

		1,648

Communications Equipment - 2.1%
Delta Topco, Inc. First Lien Term Loan (SOFR + 3.75%), 9.07%, 12/1/2027(1)	997	964
Delta Topco, Inc. Second Lien Term Loan (SOFR + 7.25%), 12.57%, 12/1/2028(1)	25	23

		987

Construction & Engineering - 2.7%
CD&R Hydra Buyer, Inc. Term Loan (SOFR + 4.25%), 9.45%, 12/11/2024(1)	1,225	1,217

Diversified Consumer Services - 2.1%
KUEHG Corp. First Lien Term Loan (SOFR + 5.00%), 10.15%, 5/23/2030(1)	950	939

Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. Term Loan (SOFR + 3.00%), 8.22%, 3/9/2027(1)	173	135

Electrical Equipment - 0.6%
Indicor LLC First Lien Term Loan (SOFR + 4.50%), 9.74%, 11/22/2029(1)	284	283

Financial Services - 1.6%
Trans Union LLC Term Loan B5 (SOFR + 1.75%), 6.95%, 11/16/2026(1)	739	736

Food - 1.2%
Chefs’ Warehouse, Inc. Term Loan (SOFR + 4.75%), 9.95%, 8/23/2029(1)	545	543

Food Products - 3.2%
B&G Foods, Inc. Term Loan B4 (SOFR + 2.50%), 7.65%, 10/10/2026(1)	1,079	1,055
H-Food Holdings LLC Term Loan (SOFR + 3.69%), 9.27%, 5/23/2025(1)	272	239
H-Food Holdings LLC Term Loan B2 (SOFR + 4.00%), 9.58%, 5/23/2025(1)	73	64
H-Food Holdings LLC Term Loan B3 (SOFR + 5.00%), 10.58%, 5/23/2025(1)	11	10
Shearer’s Foods LLC First Lien Term Loan (SOFR + 3.50%), 8.72%, 9/23/2027(1)	118	116

		1,484

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

Food Service - 2.6%
TKC Holdings, Inc. Term Loan (ICE LIBOR USD 1 Month + 5.50%), 10.69%, 5/15/2028(1)	1,201	1,114
TKC Midco 1 LLC Term Loan 12.00% Cash, 13.50% PIK, 2/15/2027	199	59

		1,173

Health Care Equipment & Supplies - 3.5%
Fortrea Holdings, Inc. Term Loan B (SOFR + 3.50%), 8.99%, 7/1/2030(1)	143	143
GHX Ultimate Parent Corp. Term Loan (SOFR + 4.75%), 9.79%, 6/30/2027(1)	196	196
Medline Borrower LP Term Loan (SOFR + 3.25%), 8.35%, 10/23/2028(1)	1,249	1,233

		1,572

Health Care Providers & Services - 1.4%
CVET Midco 2 LP First Lien Term Loan (SOFR + 5.00%), 10.24%, 10/13/2029(1)	499	463
Surgery Center Holdings, Inc. Term Loan (SOFR + 3.75%), 8.90%, 8/31/2026(1)	183	183

		646

Insurance - 10.8%
Acrisure LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 9.44%, 2/15/2027(1)	231	226
Amynta Agency Borrower, Inc. First Lien Term Loan (SOFR + 5.00%), 10.20%, 2/28/2028(1)	1,500	1,456
AssuredPartners, Inc. Term Loan (SOFR + 3.50%), 8.60%, 2/12/2027(1)	763	755
BroadStreet Partners, Inc. Term Loan (SOFR + 2.75%), 7.97%, 1/27/2027(1)	1,131	1,115
Hub International Ltd. Term Loan
(SOFR + 4.00%), 9.07%, 11/10/2029(1)	498	497
(SOFR + 4.25%), 9.34%, 6/20/2030(1)	98	98
USI, Inc. Term Loan (SOFR + 3.75%), 8.99%, 11/22/2029(1)	798	796

		4,943

Investment Companies - 4.5%
Nexus Buyer LLC First Lien Term Loan (SOFR + 3.75%), 8.95%, 11/9/2026(1)	995	958
Nexus Buyer LLC Second Lien Term Loan (SOFR + 6.25%), 11.45%, 11/5/2029(1)	1,211	1,079

		2,037

IT Services - 1.7%
Arches Buyer, Inc. Term Loan (SOFR + 3.25%), 8.45%, 12/6/2027(1)	792	763

Machinery - 0.7%
CD&R Hydra Buyer, Inc. Second Lien Term Loan (SOFR + 8.00%), 13.20%, 4/30/2026(1)	333	313

Software - 22.6%
Applied Systems, Inc. First Lien Term Loan (SOFR + 4.50%), 9.40%, 9/18/2026(1)	232	232
Applied Systems, Inc. Second Lien Term Loan (SOFR + 6.75%), 11.99%, 9/17/2027(1)	118	118
Central Parent, Inc. First Lien Term Loan (SOFR + 4.25%), 9.49%, 7/6/2029(1)	498	496
CommerceHub, Inc. First Lien Term Loan (SOFR + 4.00%), 9.22%, 12/29/2027(1)	708	614
CommerceHub, Inc. Second Lien Term Loan (SOFR + 7.00%), 12.22%, 12/29/2028(1)	60	46
Epicor Software Corp. Term Loan C (SOFR + 3.25%), 8.47%, 7/30/2027(1)	1,044	1,030
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 10.39%, 3/1/2029(1)	920	602
Orchid Merger Sub II LLC Term Loan (SOFR + 4.75%), 10.14%, 7/27/2027(1)	797	575
Renaissance Holdings Corp. First Lien Term Loan (SOFR + 4.75%), 9.90%, 4/5/2030(1)	1,727	1,703
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 12.19%, 5/29/2026(1)	120	117
SS&C Technologies Holdings, Inc. Term Loan B3 (SOFR + 1.75%), 6.97%, 4/16/2025(1)	394	394
SS&C Technologies Holdings, Inc. Term Loan B4 (SOFR + 1.75%), 6.97%, 4/16/2025(1)	352	351

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

UKG, Inc. First Lien Term Loan (SOFR + 3.25%), 8.27%, 5/4/2026(1)	1,760	1,725
UKG, Inc. Second Lien Term Loan (SOFR + 5.25%), 10.62%, 5/3/2027(1)	985	953
Virgin Pulse, Inc. First Lien Term Loan (SOFR + 3.75%), 8.97%, 4/6/2028(1)	1,477	1,394

		10,350

Telecommunications - 4.5%
Gridiron Fiber Corp. First Lien Term Loan (SOFR + 4.50%), 9.86%, 10/4/2028(1)	2,173	2,053

Transportation - 2.5%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 5.50%), 10.65%, 8/4/2025(1)	888	794
(SOFR + 5.50%), 10.66%, 8/4/2025(1)	9	8
(SOFR + 5.50%), 10.77%, 8/4/2025(1)	200	179
(SOFR + 5.50%), 10.98%, 8/4/2025(1)	158	141

		1,122

Total bank loans (Cost $40,323)		38,597

CORPORATE BONDS - 7.7%

Banks - 1.2%
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 6.26%, 6/30/2023(1)(2)	720	560

Electrical Equipment - 2.1%
Regal Rexnord Corp. 6.30%, 2/15/2030(3)	946	943

Health Care Equipment & Supplies - 1.1%
Medline Borrower LP 3.88%, 4/1/2029(3)	600	522

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. 4.00%, 8/1/2028(3)	648	575

Insurance - 0.6%
Acrisure LLC 4.25%, 2/15/2029(3)	320	276

IT Services - 1.1%
Arches Buyer, Inc. 4.25%, 6/1/2028(3)	585	509

Specialty Retail - 0.3%
Evergreen Acqco 1 LP 9.75%, 4/26/2028(3)	126	130

Total corporate bonds (Cost $3,682)		3,515

	No. of Warrants‡
WARRANTS - 0.0%

Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $—)*(4)(5)	1	—

	Shares Held
SHORT-TERM INVESTMENTS - 8.4%

INVESTMENT COMPANIES - 8.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97%	1,310	1,310
Federated Treasury Obligations Fund - Institutional Class, 4.96%	1,272	1,272
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.03%	1,272	1,272

Total short-term investments (Cost $3,854)		3,854

Total investments - 100.5% (Cost $47,859)		45,966
Other assets less liabilities - (0.5%)		(207)

Total net assets - 100.0%#		$45,759

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
(2)	Perpetual security. The rate reflected was the rate in effect on June 30, 2023. The maturity date reflects the next call date.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (B) and (C) in the accompanying notes.

(5)	Defaulted security.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$2,188	4.8%
Consumer Discretionary	1,870	4.0
Consumer Staples	3,200	7.0
Financials	10,186	22.2
Health Care	2,740	5.9
Industrials	8,901	19.4
Information Technology	12,609	27.4
Materials	418	0.9
Short-Term Investments	3,854	8.4

Total investments	$45,966	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Focus Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.7%

Aerospace & Defense - 12.1%
Boeing Co. (The) *	189	$39,817
Howmet Aerospace, Inc.	437	21,669
Safran SA(1)(2)	178	28,031
TransDigm Group, Inc.	74	66,103

		155,620

Capital Markets - 5.4%
Intercontinental Exchange, Inc.	171	19,292
S&P Global, Inc.	124	49,563

		68,855

Chemicals - 7.5%
Ecolab, Inc.	143	26,730
Linde plc	181	69,074

		95,804

Construction & Engineering - 2.5%
Quanta Services, Inc.	163	32,066

Electric Utilities - 9.9%
Constellation Energy Corp.	346	31,657
NextEra Energy, Inc.	1,290	95,745

		127,402

Financial Services - 2.1%
Visa, Inc., Class A	115	27,416

Ground Transportation - 6.7%
Canadian Pacific Kansas City Ltd.(1)	869	70,176
Old Dominion Freight Line, Inc.	43	15,789

		85,965

Health Care Equipment & Supplies - 4.1%
Dexcom, Inc. *	259	33,244
Intuitive Surgical, Inc. *	57	19,593

		52,837

Health Care Providers & Services - 4.9%
UnitedHealth Group, Inc.(3)	131	62,955

Industrial Conglomerates - 7.4%
General Electric Co.	866	95,140

Interactive Media & Services - 1.0%
Meta Platforms, Inc., Class A *	45	12,993

IT Services - 0.7%
Snowflake, Inc., Class A *	52	9,231

Life Sciences Tools & Services - 1.0%
Danaher Corp.	55	13,118

Pharmaceuticals - 2.0%
Eli Lilly & Co.	55	25,784

Professional Services - 4.2%
Equifax, Inc.	94	22,194
Verisk Analytics, Inc.	142	32,160

		54,354

Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. *	115	13,052
NVIDIA Corp.	167	70,569
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	598	60,369

		143,990

Software - 11.2%
Microsoft Corp.	302	103,004
Oracle Corp.	340	40,525

		143,529

Specialized REITs - 3.1%
Equinix, Inc.	51	39,784

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	86	9,515

Total common stocks (Cost $1,078,800)		1,256,358

	No. of Contracts‡

OPTION PURCHASED - 0.1%

Call Option - 0.1%

Aerospace & Defense - 0.1%
Boeing Co. (The) 9/15/2023 at USD 210.00; Notional Amount: USD 23,671	1,121	1,407

Total Call Option		1,407

Total Option Purchased (Cost $1,651)		1,407

	Shares Held

SHORT-TERM INVESTMENT - 3.8%

INVESTMENT COMPANY - 3.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $48,278)	48,278	48,278

Total investments - 101.6% (Cost $1,128,729)		1,306,043

WRITTEN OPTION CONTRACTS - (0.1)% (Premiums received $(1,518))		(1,484)

Other assets less liabilities - (1.5%)		(18,784)

Total net assets - 100.0% #		$1,285,775

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canadian Pacific Kansas City Ltd.	Canada	USD
Safran SA	France	EUR
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $28,031, or 2.2% of total net assets. See notes (B) and (C) in the accompanying notes.

(3)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for written options.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$12,993	1.0%
Consumer Discretionary	9,515	0.7
Financials	96,271	7.4
Health Care	154,695	11.9
Industrials	424,551	32.5
Information Technology	296,751	22.7
Materials	95,803	7.3
Real Estate	39,784	3.0
Utilities	127,402	9.8
Short-Term Investment	48,278	3.7

Total investments	$1,306,043	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$28,031	2.1%
USD	1,278,012	97.9

Total investments	$1,306,043	100.0%

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	75,131	USD	55,915	JPM	7/20/2023	$812
USD	25,080	EUR	22,710	JPM	7/20/2023	279

Total unrealized appreciation						1,091

CAD	13,256	USD	10,037	JPM	7/20/2023	(29)
USD	122,195	CAD	165,271	JPM	7/20/2023	(2,590)

Total unrealized depreciation						(2,619)

Net unrealized depreciation						$(1,528)

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options

Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Value	Unrealized Appreciation
652	NVIDIA Corp.	$470.00	$27,581	8/18/23	$(639)	$(623)	$16
5,981	Taiwan Semiconductor Manufacturing Co. Ltd.	110.00	60,360	8/18/23	(879)	(861)	18

Total written option contracts					$(1,518)	$(1,484)	$34

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Discovery Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.0%

Brazil - 1.7%
NU Holdings Ltd., Class A *	560	$4,421

Canada - 1.3%
CAE, Inc. *	155	3,475

China - 1.4%
Proya Cosmetics Co. Ltd., Class A(1)	116	1,794
Silergy Corp.(1)	156	1,950

		3,744

Denmark - 3.2%
Ascendis Pharma A/S, ADR *	44	3,960
Vestas Wind Systems A/S *(1)	168	4,457

		8,417

Finland - 1.8%
Metso Outotec OYJ(1)	309	3,725
Neste OYJ(1)	27	1,048

		4,773

Germany - 4.8%
adidas AG(1)	12	2,329
Gerresheimer AG(1)	62	7,007
Sartorius AG (Preference)(1)	9	3,178

		12,514

Hong Kong - 2.4%
Techtronic Industries Co. Ltd.(1)	562	6,154

Iceland - 0.1%
Marel HF(1)(2)	84	261

Italy - 2.4%
Davide Campari-Milano NV(1)	229	3,174
Moncler SpA(1)	42	2,928

		6,102

Japan - 1.6%
Obic Co. Ltd.(1)	26	4,168

Luxembourg - 0.4%
Eurofins Scientific SE(1)	18	1,148

Netherlands - 3.7%
Adyen NV *(1)(2)	1	1,862
Argenx SE, ADR *	20	7,639

		9,501

Singapore - 0.8%
Sea Ltd., ADR *	33	1,935

United Kingdom - 6.3%
CNH Industrial NV(1)	220	3,175
London Stock Exchange Group plc(1)	76	8,057
Smiths Group plc(1)	246	5,144

		16,376

United States - 62.1%
Advanced Micro Devices, Inc. *	59	6,702
Arista Networks, Inc. *	24	3,876
Atlassian Corp., Class A *	33	5,501
Bentley Systems, Inc., Class B	104	5,647
BJ’s Wholesale Club Holdings, Inc. *	22	1,392
Boston Scientific Corp. *	225	12,185
Ceridian HCM Holding, Inc. *	50	3,344
Clearwater Analytics Holdings, Inc., Class A *	181	2,870
Cooper Cos., Inc. (The)	8	2,983
Five Below, Inc. *	15	2,921
Global Payments, Inc.	33	3,241
Guidewire Software, Inc. *	51	3,910
Hubbell, Inc.	5	1,701
HubSpot, Inc. *	12	6,422
Ingersoll Rand, Inc.	88	5,755
iRhythm Technologies, Inc. *	34	3,580
Lattice Semiconductor Corp. *	98	9,433
Live Nation Entertainment, Inc. *	30	2,770
MACOM Technology Solutions Holdings, Inc. *	49	3,219
Monolithic Power Systems, Inc.	7	3,977
Nasdaq, Inc.	53	2,651
ON Semiconductor Corp. *	95	8,994
Pool Corp.	8	2,856
S&P Global, Inc.	11	4,527
Saia, Inc. *	5	1,821
Shockwave Medical, Inc. *	9	2,569
Take-Two Interactive Software, Inc. *	11	1,599
Teledyne Technologies, Inc. *	12	5,020
Tradeweb Markets, Inc., Class A	52	3,527
Trex Co., Inc. *	42	2,759
Tyler Technologies, Inc. *	10	4,038
Valmont Industries, Inc.	12	3,535
Veeva Systems, Inc., Class A *	75	14,826
WESCO International, Inc.	1	170
West Pharmaceutical Services, Inc.	10	3,944
Workiva, Inc., Class A *	46	4,665
Zscaler, Inc. *	17	2,435

		161,365

Total common stocks (Cost $184,686)		244,354

Artisan Global Discovery Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENT - 5.3%

INVESTMENT COMPANY - 5.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $13,869)	13,869	13,869

Total investments - 99.3% (Cost $198,555)		258,223

Other assets less liabilities - 0.7%		1,796

Total net assets - 100.0% #		$260,019

Artisan Global Discovery Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $61,559, or 23.7% of total net assets. See notes (B) and (C) in the accompanying notes.

(2)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $2,123 or 0.8% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$6,304	2.4%
Consumer Discretionary	11,034	4.3
Consumer Staples	6,360	2.5
Energy	1,048	0.4
Financials	28,286	11.0
Health Care	63,019	24.4
Industrials	45,476	17.6
Information Technology	82,827	32.0
Short-Term Investment	13,869	5.4

Total investments	$258,223	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$3,475	1.3%
CNY	1,794	0.7
DKK	4,457	1.7
EUR	29,835	11.6
GBP	13,201	5.1
HKD	6,154	2.4
JPY	4,168	1.6
TWD	1,950	0.8
USD	193,189	74.8

Total investments	$258,223	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Equity Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.1%

Belgium - 1.1%
UCB SA(1)	24	$2,170

Canada - 1.3%
Canadian Pacific Kansas City Ltd.	17	1,357
Descartes Systems Group, Inc. (The) *	14	1,113

		2,470

China - 1.2%
Lufax Holding Ltd., ADR	1,580	2,259

Denmark - 6.4%
Ascendis Pharma A/S, ADR *	19	1,659
Carlsberg A/S, Class B(1)	20	3,275
Novo Nordisk A/S, ADR	11	1,738
Novo Nordisk A/S, Class B(1)	35	5,722

		12,394

France - 6.8%
Air Liquide SA(1)	32	5,741
Kering SA(1)	2	962
LVMH Moet Hennessy Louis Vuitton SE(1)	5	4,583
Pernod Ricard SA(1)	8	1,794

		13,080

Germany - 4.8%
AIXTRON SE(1)	79	2,680
Deutsche Telekom AG(1)	168	3,657
Gerresheimer AG(1)	27	3,048

		9,385

Hong Kong - 1.8%
AIA Group Ltd.(1)	352	3,588

Indonesia - 0.3%
Mitra Adiperkasa Tbk. PT *(1)	4,575	517

Italy - 3.6%
BFF Bank SpA(1)(2)	643	7,048

Japan - 4.7%
Daiichi Sankyo Co. Ltd.(1)	223	7,068
Nippon Sanso Holdings Corp.(1)	89	1,939

		9,007

Netherlands - 4.0%
Adyen NV*(1)(2)	1	1,497
Argenx SE, ADR *	11	4,325
Heineken NV(1)	19	1,928

		7,750

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR *(1)(3)(4)	136	—
Sberbank of Russia PJSC(1)(3)(4)	1,137	—

		—

Singapore - 2.1%
DBS Group Holdings Ltd.(1)	84	1,953
United Overseas Bank Ltd.(1)	103	2,126

		4,079

Switzerland - 6.6%
Cie Financiere Richemont SA(1)	21	3,622
Lonza Group AG(1)	1	505
UBS Group AG(1)	421	8,571

		12,698

Taiwan - 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	198	3,690
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15	1,527

		5,217

United Arab Emirates - 1.4%
Americana Restaurants International plc(1)	2,326	2,675

United Kingdom - 4.6%
AstraZeneca plc(1)	9	1,259
BAE Systems plc(1)	212	2,499
Reckitt Benckiser Group plc(1)	25	1,855
Unilever plc(1)	63	3,291

		8,904

United States - 45.7%
Alphabet, Inc., Class C *	34	4,118
Amazon.com, Inc. *	68	8,815
ANSYS, Inc. *	7	2,332
Aon plc, Class A	9	3,272
Arthur J Gallagher & Co.	24	5,287
Cigna Group (The)	19	5,338
Experian plc(1)	18	698
Ferguson plc	11	1,678
Halozyme Therapeutics, Inc. *	170	6,129
Interactive Brokers Group, Inc., Class A	23	1,928
Intercontinental Exchange, Inc.	39	4,385
Intuit, Inc.	9	4,265
Kenvue, Inc. *	54	1,421
Legend Biotech Corp., ADR *	24	1,643
Linde plc	5	2,025
Microsoft Corp.	14	4,804
Natera, Inc. *	77	3,745
Nestle SA(1)	35	4,257
Netflix, Inc. *	10	4,605
Stryker Corp.	13	3,950
TJX Cos., Inc. (The)	48	4,040
T-Mobile US, Inc. *	20	2,839
Trane Technologies plc	5	927
Visa, Inc., Class A	16	3,897
Zoetis, Inc.	12	2,014

		88,412

Total common stocks (Cost $179,092)		191,653

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

Total investments - 99.1% (Cost $179,092)	191,653

Other assets less liabilities - 0.9%	1,675

Total net assets - 100.0% #	$193,328

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $94,218, or 48.7% of total net assets. See notes (B) and (C) in the accompanying notes.

(2)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $8,545 or 4.4% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$4,291	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	4,750	—	0.0%

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$15,219	7.9%
Consumer Discretionary	25,214	13.2
Consumer Staples	17,821	9.3
Financials	45,811	23.9
Health Care	50,313	26.3
Industrials	7,159	3.7
Information Technology	20,411	10.6
Materials	9,705	5.1

Total investments	$191,653	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AED	$2,675	1.4%
CAD	2,470	1.3
CHF	16,955	8.8
DKK	8,997	4.7
EUR	35,108	18.3
GBP	9,602	5.0
HKD	3,588	1.9
IDR	517	0.3
JPY	9,007	4.7
RUB	—	0.0
SGD	4,079	2.1
TWD	3,690	1.9
USD	94,965	49.6

Total investments	$191,653	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Opportunities Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.7%

Brazil - 1.8%
NU Holdings Ltd., Class A *	6,610	$52,152

China - 1.1%
Tencent Holdings Ltd.(1)	772	32,841

Denmark - 5.7%
Novo Nordisk A/S, Class B(1)	731	118,026
Vestas Wind Systems A/S *(1)	1,708	45,381

		163,407

Finland - 0.5%
Neste OYJ(1)	363	14,001

Germany - 0.5%
BioNTech SE, ADR *	133	14,365

Hong Kong - 5.3%
AIA Group Ltd.(1)	4,780	48,767
Techtronic Industries Co. Ltd.(1)	9,514	104,106

		152,873

Japan - 4.3%
Hoya Corp.(1)	392	46,762
Keyence Corp.(1)	160	75,572

		122,334

Netherlands - 2.6%
Adyen NV*(1)(2)	23	40,195
Argenx SE, ADR *	90	35,103

		75,298

Sweden - 2.1%
Hexagon AB, Class B(1)	4,890	60,207

Switzerland - 7.9%
ABB Ltd.(1)	848	33,372
Cie Financiere Richemont SA(1)	267	45,312
Lonza Group AG(1)	188	112,207
UBS Group AG(1)	1,711	34,810

		225,701

United Kingdom - 7.6%
AstraZeneca plc(1)	642	91,918
CNH Industrial NV(1)	2,980	43,077
London Stock Exchange Group plc(1)	792	83,909

		218,904

United States - 56.3%
Advanced Micro Devices, Inc. *	1,109	126,294
Airbnb, Inc., Class A *	351	44,922
Alphabet, Inc., Class A *	585	69,971
Amazon.com, Inc. *	288	37,593
Arista Networks, Inc. *	253	41,016
Atlassian Corp., Class A *	488	81,809
Boston Scientific Corp. *	2,398	129,694
Charles Schwab Corp. (The)	249	14,115
Chipotle Mexican Grill, Inc. *	38	81,725
CoStar Group, Inc. *	392	34,847
Danaher Corp.	261	62,624
Ingersoll Rand, Inc.	940	61,447
Intuit, Inc.	181	83,130
Linde plc	144	55,034
Lowe’s Cos., Inc.	142	32,003
Lululemon Athletica, Inc. *	124	47,062
Microsoft Corp.	89	30,269
Netflix, Inc. *	165	72,578
NextEra Energy, Inc.	1,013	75,157
ON Semiconductor Corp. *	965	91,277
Progressive Corp. (The)	289	38,189
S&P Global, Inc.	147	58,936
Veeva Systems, Inc., Class A *	870	172,047
Vertex Pharmaceuticals, Inc. *	87	30,514
Workday, Inc., Class A *	155	35,046
Zscaler, Inc. *	94	13,684

		1,620,983

Total common stocks (Cost $1,786,300)		2,753,066

SHORT-TERM INVESTMENT - 3.1%

INVESTMENT COMPANY - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $89,263)	89,263	89,263

Total investments - 98.8% (Cost $1,875,563)		2,842,329

Other assets less liabilities - 1.2%		34,651

Total net assets - 100.0% #		$2,876,980

Artisan Global Opportunities Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,030,463, or 35.8% of total net assets. See notes (B) and (C) in the accompanying notes.

(2)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $40,195 or 1.4% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$175,390	6.2%
Consumer Discretionary	288,617	10.2
Energy	14,001	0.5
Financials	371,073	13.1
Health Care	813,260	28.6
Industrials	322,230	11.3
Information Technology	638,304	22.5
Materials	55,034	1.9
Utilities	75,157	2.6
Short-Term Investment	89,263	3.1

Total investments	$2,842,329	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$225,701	7.9%
DKK	163,407	5.8
EUR	97,273	3.4
GBP	175,827	6.2
HKD	185,714	6.5
JPY	122,334	4.3
SEK	60,207	2.1
USD	1,811,866	63.8

Total investments	$2,842,329	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 58.1%

Albania - 1.6%
Republic of Albania 5.90%, 6/9/2028(1)	EUR	410	$437

Angola - 2.5%
Republic of Angola
(ICE LIBOR USD 6 Month + 7.50%), 12.77%, 7/3/2023(1)(2)		$150	150
6.93%, 2/19/2027(1)		91	84
8.25%, 5/9/2028(1)		290	257
9.13%, 11/26/2049(1)		240	185

			676

Bahamas - 2.8%
Commonwealth of the Bahamas 5.75%, 1/16/2024(1)		760	739

Benin - 2.9%
Benin Government Bond 4.88%, 1/19/2032(1)	EUR	920	759

Bolivia - 0.8%
Plurinational State of Bolivia 5.95%, 8/22/2023(1)		215	207

Cameroon - 4.1%
Republic of Cameroon 9.50%, 11/19/2025(1)		1,135	1,083

Egypt - 3.6%
Arab Republic of Egypt
4.75%, 4/11/2025(1)	EUR	660	572
7.50%, 2/16/2061(1)		780	389

			961

Iceland - 6.4%
Republic of Iceland 2.50%, 4/15/2024	ISK	243,332	1,696

Indonesia - 1.9%
Republic of Indonesia 7.13%, 6/15/2042	IDR	7,300,000	509

Iraq - 2.8%
Republic of Iraq 5.80%, 1/15/2028(1)		813	746

Ivory Coast - 1.1%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(1)	EUR	186	171
5.88%, 10/17/2031(1)	EUR	140	128

			299

Kenya - 2.2%
Republic of Kenya 6.88%, 6/24/2024(1)		600	570

Macedonia - 4.7%
Republic of North Macedonia
5.63%, 7/26/2023(1)	EUR	580	632
6.96%, 3/13/2027(1)	EUR	560	623

			1,255

Nigeria - 3.0%
Federal Republic of Nigeria
7.63%, 11/21/2025(3)		280	268
8.75%, 1/21/2031(1)		420	376
8.25%, 9/28/2051(1)		195	145

			789

Papua New Guinea - 2.1%
Papua New Guinea Government International Bond 8.38%, 10/4/2028(1)		600	558

Peru - 3.0%
Bonos de la Tesoreria 6.15%, 8/12/2032	PEN	3,070	808

Romania - 3.2%
Romania Government Bond
8.75%, 10/30/2028	RON	170	41
3.62%, 5/26/2030(1)	EUR	100	95
1.75%, 7/13/2030(1)	EUR	500	415
Series 10Y, 8.25%, 9/29/2032	RON	900	217
4.63%, 4/3/2049(1)	EUR	100	84

			852

Rwanda - 0.6%
Republic of Rwanda 5.50%, 8/9/2031(1)		200	151

Serbia - 6.8%
Republic of Serbia
1.50%, 6/26/2029(1)	EUR	200	168
4.50%, 8/20/2032	RSD	92,000	752
2.05%, 9/23/2036(1)	EUR	1,330	888

			1,808

Tajikistan - 1.0%
Republic of Tajikistan 7.13%, 9/14/2027(1)		320	262

Uzbekistan - 1.0%
Republic of Uzbekistan
14.50%, 11/25/2023(3)	UZS	330,000	29
14.50%, 11/25/2023(1)	UZS	2,800,000	241

			270

Total sovereign government bonds (Cost $15,109)			15,435

CORPORATE BONDS - 16.8%

Brazil - 1.2%
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031(1)		387	261
Unigel Luxembourg SA 8.75%, 10/1/2026(1)		140	46

			307

Colombia - 3.5%
Aris Mining Corp. 6.88%, 8/9/2026(1)		400	293
EnfraGen Energia Sur SA 5.38%, 12/30/2030(1)		475	309

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(1)		379		325

				927

Czech Republic - 1.1%
Energo-Pro A/S
4.50%, 5/4/2024(1)	EUR	100		107
8.50%, 2/4/2027(1)		200		189

				296

Dominican Republic - 3.5%
Banco Central de la Republica Dominicana 13.00%, 12/5/2025(1)	DOP	48,200		939

Georgia - 0.7%
Georgia Capital JSC 6.13%, 3/9/2024(1)		200		196

Mexico - 0.9%
Petroleos Mexicanos 6.95%, 1/28/2060		400		250

Nigeria - 1.3%
SEPLAT Energy plc 7.75%, 4/1/2026(1)		400		333

Peru - 3.1%
Auna SAA 6.50%, 11/20/2025(1)		400		330
Inkia Energy Ltd. 5.88%, 11/9/2027(1)		505		480

				810

Romania - 0.8%
Banca Transilvania SA (EURIBOR ICE Swap Rate 1 Year + 5.58%), 8.88%, 4/27/2027(1)(2)	EUR	200		224

Tanzania - 0.7%
HTA Group Ltd. 7.00%, 12/18/2025(3)		200		189

Total corporate bonds (Cost $4,548)				4,471

	Shares Held
COMMON STOCK - 1.5%

Georgia - 1.5%
Georgia Capital plc (Cost $364) *(4)		39		412

EXCHANGE TRADED FUND - 0.5%

Equity Funds - 0.5%
SPDR S&P 500 ETF Trust (Cost $114)		—	^	124

	No. of Contracts‡
OPTION PURCHASED - 0.1%

Call Option - 0.1%
Future Equity Index Option - 0.1%
S&P 500 E-Mini Index 12/15/2023 at USD 3,950.00; Notional Amount: USD 1,815		8		18

Total Call Option				18

Total Option Purchased (Cost $59)				18

	Principal Amount
SHORT-TERM INVESTMENTS - 25.1%

SOVEREIGN GOVERNMENT TREASURY BILLS - 1.5%
Banco Central del Uruguay
11.04%, 2/2/2024(5)	UYU	9,250		231
10.66%, 3/1/2024(5)	UYU	7,128		177

Total sovereign government treasury bills (Cost $394)				408

U.S. TREASURY OBLIGATIONS - 10.9%
U.S. Treasury Bills
4.19%, 7/18/2023(5)		$850		848
4.61%, 8/1/2023(5)		2,050		2,042

Total U.S. treasury obligations (Cost $2,889)				2,890

REPURCHASE AGREEMENTS - 11.0%
JPMorgan Chase Bank, N.A., Dated 5/3/23, with an interest rate of 3.25% payable by the Portfolio, collateralized by Par 560 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $473(6)		457		457
JPMorgan Chase Bank, N.A., Dated 4/21/23, with an interest rate of 1.00% payable by the Portfolio, collateralized by Par 650 Republic of Turkey, 4.38% due 7/8/27 and a market value of $647(6)		652		712
JPMorgan Chase Bank, N.A., Dated 5/17/23, with an interest rate of 4.00% payable by the Portfolio, collateralized by Par 740 Arab Republic of Egypt, 5.25% due 10/6/25 and a market value of $569(6)		554		554
JPMorgan Chase Bank, N.A., Dated 5/3/23, with an interest rate of 4.00% payable by the Portfolio, collateralized by Par 500 Republic of Paraguay, 4.70% due 3/27/27 and a market value of $489(6)		521		521

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

JPMorgan Chase Bank, N.A., Dated 5/3/23, with an interest rate of 4.50% payable by the Portfolio, collateralized by Par 260 Petroleos Mexicanos, 6.88% due 10/16/25 and a market value of $250(6)		264	264
Merrill Lynch Pierce Fenner & Smith, Inc., Dated 4/5/23, with an interest rate of 3.25% payable by the Portfolio, collateralized by Par 400 Republic of Guatemala, 6.13% due 6/1/50 and a market value of $366(6)		200	200
Merrill Lynch Pierce Fenner & Smith, Inc., Dated 2/2/23, with an interest rate of 2.75% payable by the Portfolio, collateralized by Par 400 Republic of Guatemala, 6.13% due 6/1/50 and a market value of $366(6)		208	208

Total repurchase agreements (Cost $2,921)			2,916

		Shares Held
INVESTMENT COMPANIES - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97%		151	151
Federated Treasury Obligations Fund - Institutional Class, 4.96%		147	147
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.03%		146	146

Total investment companies (Cost $444)			444

Total short-term investments (Cost $6,648)			6,658

Total investments - 102.1% (Cost $26,842)			27,118

SECURITIES SOLD SHORT - (11.0)%

COMMON STOCK - (0.5)%

United Kingdom - (0.5)%
Ashmore Group plc (Proceeds $(139))(4)		(52)	(137)

		Principal Amount
CORPORATE BOND - (0.9)%

Mexico - (0.9)%
Petroleos Mexicanos 6.88%, 10/16/2025(7) (Proceeds $(255))		$(260)	(250)

SOVEREIGN GOVERNMENT BONDS - (9.6)%

Egypt - (2.2)%
Arab Republic of Egypt 5.25%, 10/6/2025(1)(7)		(740)	(569)

Guatemala - (1.4)%
Republic of Guatemala 6.13%, 6/1/2050(1)(7)		(400)	(366)

Paraguay - (1.8)%
Republic of Paraguay 4.70%, 3/27/2027(1)(7)		(500)	(489)

Senegal - (1.8)%
Republic of Senegal 6.25%, 5/23/2033(1)(7)		(560)	(473)

Turkey - (2.4)%
Republic of Turkey 4.38%, 7/8/2027(7)	EUR	(650)	(647)

Total sovereign government bonds (Proceeds $(2,540))			(2,544)

Total securities sold short (Proceeds $(2,934))			(2,931)

Total investments after securities sold short - 91.1% (Cost $23,908)			24,187

Other assets less liabilities - 8.9%			2,364

Total net assets - 100.0% #			$26,551

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $13,250 or 49.9% of net assets.

(2)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $275, or 1.0% of total net assets. See notes (B) and (C) in the accompanying notes.

(5)	Yield to maturity.
(6)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(7)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Energy	$1,465	5.4%
Financials	1,789	6.6
Foreign Government Securities	15,435	56.9
Health Care	330	1.2
Industrials	189	0.7
Investment Funds	124	0.5
Materials	339	1.2
Utilities	789	2.9
Short-Term Investments	6,658	24.6

Total investments	$27,118	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
DOP	$939	3.5%
EUR	6,015	22.2
GBP	412	1.5
IDR	509	1.9
ISK	1,696	6.2
PEN	808	3.0
RON	258	0.9
RSD	752	2.8
USD	15,051	55.5
UYU	408	1.5
UZS	270	1.0

Total investments	$27,118	100.0%

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold			Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,237	HUF		459,331	SCB	7/3/2023	$4
HUF	459,331	EUR		1,170	SCB	7/3/2023	68
KZT**	402,410	USD		890	SCB	7/3/2023	2
USD	200	NGN		105,000	SCB	7/5/2023	63
PLN	1,200	EUR		270	SCB	7/10/2023	— ^
RON	871	USD		191	JPM	7/10/2023	1
USD	438	RON		1,953	JPM	7/10/2023	8
USD	1,112	ZAR		20,338	JPM	7/10/2023	32
UZS**	10,850,000	USD		930	CITI	7/17/2023	11
UZS**	2,450,000	USD		207	CITI	7/17/2023	6
USD	160	KES	**	21,600	SCB	7/20/2023	6
CZK	8,325	EUR		349	SCB	7/24/2023	1
KZT**	402,410	USD		878	CITI	7/31/2023	8
USD	486	ZAR		8,913	JPM	8/8/2023	14
ZAR	8,798	USD		464	JPM	8/8/2023	2
USD	125	IDR	**	1,870,335	JPM	8/22/2023	1
EUR	722	USD		790	SCB	9/20/2023	— ^
USD	9,096	EUR		8,297	SCB	9/20/2023	7
UZS**	2,450,000	USD		201	CITI	10/17/2023	9
UZS**	2,971,581	USD		253	CITI	11/2/2023	1
UGX**	1,260,000	USD		316	SCB	6/18/2024	10

Total unrealized appreciation							254

USD	885	KZT	**	402,410	CITI	7/3/2023	(8)
NGN	105,000	USD		203	SCB	7/5/2023	(66)
USD	197	PEN	**	729	JPM	7/11/2023	(3)
KZT**	200,000	USD		445	CITI	7/18/2023	(3)
KES**	46,000	USD		354	JPM	7/20/2023	(28)
USD	166	KES	**	24,400	JPM	7/20/2023	(7)
CZK	3,320	EUR		140	SCB	7/24/2023	— ^
USD	237	MYR	**	1,110	GS	7/31/2023	(3)
HUF	459,331	EUR		1,225	SCB	8/3/2023	(4)
USD	94	EUR		86	SCB	9/20/2023	— ^
USD	445	UZS	**	5,300,000	CITI	10/17/2023	(10)
KES**	42,000	USD		308	SCB	12/6/2023	(20)
USD	268	KES	**	42,000	SCB	12/6/2023	(19)
USD	154	UGX	**	700,000	SCB	6/18/2024	(27)
USD	128	UGX	**	560,000	SCB	6/18/2024	(16)
USD	377	GEL	**	1,050	SCB	6/24/2024	(4)

Total unrealized depreciation							(218)

Net unrealized appreciation							$36

**	Non-deliverable.

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts‡	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Positions Contracts
U.S. Treasury 10 Year Note	3	9/20/2023	USD	$300	$337	$(1)
U.S. Treasury Ultra Bond	2	9/20/2023	USD	200	272	4

						$3

Short Positions Contracts
Euro-Bobl	(28)	9/7/2023	EUR	(2,800)	(3,535)	44
Euro-BTP	(6)	9/7/2023	EUR	(600)	(760)	1
Euro-Bund	(11)	9/7/2023	EUR	(1,100)	(1,605)	5
Euro-Schatz	(7)	9/7/2023	EUR	(700)	(801)	6
S&P 500 E-Mini Index	(2)	9/15/2023	USD	— ^	(449)	(14)
U.S. Treasury 2 Year Note	(15)	9/29/2023	USD	(3,000)	(3,050)	34
U.S. Treasury 5 Year Note	(12)	9/29/2023	USD	(1,200)	(1,285)	19
U.S. Treasury 10 Year Ultra Note	(7)	9/20/2023	USD	(700)	(829)	6

						101

Net unrealized appreciation						$104

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION

Values in thousands

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount		Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Federative Republic of Brazil	1.00	Quarterly	6/20/2028	USD	580	30	(11)	19
Hungary	1.00	Quarterly	6/20/2027	USD	965	33	(20)	13
Hungary	1.00	Quarterly	6/20/2028	USD	300	10	(2)	8
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	USD	1,070	(11)	(2)	(13)
Kingdom of Spain	1.00	Quarterly	6/20/2032	USD	570	(11)	1	(10)
Malaysia	1.00	Quarterly	12/20/2027	USD	500	(7)	(3)	(10)
Malaysia	1.00	Quarterly	6/20/2028	USD	230	(3)	(2)	(5)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	USD	390	27	(14)	13
Republic of Chile	1.00	Quarterly	6/20/2028	USD	280	(2)	(2)	(4)
Republic of Chile	1.00	Quarterly	6/20/2032	USD	950	50	(29)	21
Republic of Colombia	1.00	Quarterly	12/20/2027	USD	100	7	(3)	4
Republic of Colombia	1.00	Quarterly	6/20/2028	USD	100	8	(2)	6
Republic of Indonesia	1.00	Quarterly	12/20/2027	USD	690	3	(9)	(6)
Republic of Indonesia	1.00	Quarterly	6/20/2028	USD	340	(1)	(1)	(2)
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	USD	1,130	36	(16)	20
Republic of Peru	1.00	Quarterly	6/20/2028	USD	280	(1)	(2)	(3)
Republic of Peru	1.00	Quarterly	6/20/2032	USD	300	14	(7)	7
Republic of Peru	1.00	Quarterly	12/20/2032	USD	660	40	(22)	18
Republic of Poland	1.00	Quarterly	6/20/2027	USD	325	2	(7)	(5)
Republic of Poland	1.00	Quarterly	12/20/2027	USD	160	4	(6)	(2)
Republic of Poland	1.00	Quarterly	6/20/2028	USD	270	— ^	(3)	(3)
Republic of South Africa	1.00	Quarterly	6/20/2028	USD	600	44	(2)	42
Republic of South Africa	1.00	Quarterly	6/20/2032	USD	765	101	22	123
Republic of South Africa	1.00	Quarterly	12/20/2032	USD	220	35	2	37
Republic of Turkey	1.00	Quarterly	6/20/2028	USD	1,110	191	(24)	167
State of Qatar	1.00	Quarterly	12/20/2032	USD	200	(4)	(1)	(5)
United Mexican States	1.00	Quarterly	12/20/2027	USD	175	2	(3)	(1)
United Mexican States	1.00	Quarterly	6/20/2028	USD	690	5	(4)	1

Total Buy Protection						602	(172)	430

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION

Values in thousands

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount		Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2027	USD	290	6	2	8
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2028	USD	125	3	— ^	3
Hungary	1.00	Quarterly	12/20/2023	USD	310	(1)	2	1
Republic of Colombia	1.00	Quarterly	12/20/2023	USD	310	(1)	2	1
Republic of South Africa	1.00	Quarterly	6/20/2024	USD	40	— ^	— ^	— ^
Republic of Turkey	1.00	Quarterly	6/20/2024	USD	800	(30)	14	(16)

Total Sell Protection						(23)	20	(3)

CENTRALLY CLEARED INTEREST RATE SWAPS

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month BA semi-annually	3.66 semi-annually	Receive	5/18/2033	CAD	610	—	6	6
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF	8,300	—	— ^	— ^
6 month PRIBOR semi-annually	3.86 annually	Receive	4/4/2032	CZK	2,710	—	4	4
4 week TIIE monthly	8.72 monthly	Pay	9/1/2032	MXN	7,210	1	15	16
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB	7,450	(1)	2	1
1 day CDI at termination	10.94 at termination	Pay	1/2/2026	BRL	2,700	1	9	10
1 day CLICP semi-annually	5.16 semi-annually	Receive	4/27/2033	CLP	400,000	—	2	2
1 day CLICP semi-annually	7.86 semi-annually	Pay	4/27/2025	CLP	1,710,000	—	26	26

Total unrealized appreciation						1	64	65

4 week TIIE monthly	9.87 monthly	Pay	3/21/2025	MXN	47,010	(6)	(3)	(9)
3 month BA semi-annually	4.68 semi-annually	Pay	5/18/2025	CAD	2,740	—	(19)	(19)
3 month BA semi-annually	4.99 semi-annually	Pay	6/13/2025	CAD	970	—	(2)	(2)
3 month BA semi-annually	3.83 semi-annually	Receive	6/13/2033	CAD	170	—	— ^	— ^
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN	1,086	— ^	(4)	(4)
6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN	225	—	(6)	(6)
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF	159,000	12	(44)	(32)

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month PRIBOR semi-annually	5.75 annually	Receive	6/17/2032	CZK	2,360	(2)	(11)	(13)
6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN	350	(1)	(14)	(15)
6 month PRIBOR semi-annually	4.99 annually	Receive	5/13/2032	CZK	6,600	(8)	(10)	(18)
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB	5,300	—	(4)	(4)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB	2,750	—	(2)	(2)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR	45,100	—	(9)	(9)
1 day TONAR annually	0.92 annually	Receive	1/5/2033	JPY	122,900	(12)	(22)	(34)

Total unrealized depreciation						(17)	(150)	(167)

Total						(16)	(86)	(102)

OTC CREDIT DEFAULT SWAP - SELL PROTECTION

Values in thousands

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Termination Date	Notional Amount		Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	USD	340	— ^	— ^	— ^

Total							— ^	— ^	— ^

OTC CREDIT DEFAULT SWAPS - BUY PROTECTION

Values in thousands

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Termination Date	Notional Amount		Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Kingdom of Saudi Arabia	1.00	Quarterly	GS	6/20/2033	USD	440	(2)	(2)	(4)
Kingdom of Spain	1.00	Quarterly	GS	6/20/2033	USD	270	(4)	—	(4)
Republic of South Africa	1.00	Quarterly	GS	6/20/2033	USD	450	85	(6)	79
Republic of South Africa	1.00	Quarterly	JPM	6/20/2033	USD	110	21	(2)	19
State of Qatar	1.00	Quarterly	GS	6/20/2033	USD	100	(2)	(1)	(3)

Total							98	(11)	87

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

OTC INTEREST RATE SWAP

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount		Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Value
3 month KLIBOR quarterly	3.78 quarterly	Receive	GS	3/14/2033	MYR	1,450	3	— ^	3

Total							3	— ^	3

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Value Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.5%

Belgium - 1.3%
Groupe Bruxelles Lambert NV(1)	345	$27,211

Canada - 0.7%
Imperial Oil Ltd.	301	15,394

China - 2.6%
Alibaba Group Holding Ltd. *(1)	5,347	55,606

France - 7.6%
Danone SA(1)	1,591	97,508
Sodexo SA(1)	300	33,029
TotalEnergies SE(1)	546	31,302

		161,839

Germany - 5.6%
Daimler Truck Holding AG(1)	727	26,170
HeidelbergCement AG(1)	1,138	93,435

		119,605

Japan - 1.1%
Nintendo Co. Ltd.(1)	515	23,404

Netherlands - 7.3%
Heineken NV(1)	311	32,008
Koninklijke Philips NV *(1)	3,038	65,754
Shell plc(1)	1,917	57,087

		154,849

South Korea - 5.0%
Samsung Electronics Co. Ltd.(1)	1,949	107,421

Switzerland - 11.7%
Cie Financiere Richemont SA(1)	327	55,444
Novartis AG(1)	1,032	104,195
Swatch Group AG (The)(1)	13	3,935
UBS Group AG(1)	4,209	85,630

		249,204

United Kingdom - 8.4%
BAE Systems plc(1)	4,756	56,116
Compass Group plc(1)	3,207	89,721
Lloyds Banking Group plc(1)	61,171	33,912

		179,749

United States - 42.2%
Alphabet, Inc., Class A*	754	90,213
American Express Co.	393	68,539
Bank of New York Mellon Corp. (The)	1,786	79,493
Berkshire Hathaway, Inc., Class B*	238	81,015
Charles Schwab Corp. (The)	641	36,334
Citigroup, Inc.	1,240	57,112
Dentsply Sirona, Inc.	996	39,858
Elevance Health, Inc.	196	86,896
Expedia Group, Inc.*	362	39,562
Lam Research Corp.	51	32,569
Marsh & McLennan Cos., Inc.	311	58,559
Meta Platforms, Inc., Class A*	327	93,712
Progressive Corp. (The)	383	50,725
Sensata Technologies Holding plc	466	20,966
Southwest Airlines Co.	969	35,074
Willis Towers Watson plc	129	30,347

		900,974

Total common stocks (Cost $1,457,864)		1,995,256

SHORT-TERM INVESTMENT - 5.1%

INVESTMENT COMPANY - 5.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $108,384)	108,384	108,384

Total investments - 98.6% (Cost $1,566,248)		2,103,640

Other assets less liabilities - 1.4%		30,328

Total net assets - 100.0%#		$2,133,968

Artisan Global Value Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,078,888, or 50.6% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$207,329	9.9%
Consumer Discretionary	277,297	13.2
Consumer Staples	129,516	6.1
Energy	103,783	4.9
Financials	608,877	28.9
Health Care	296,703	14.1
Industrials	138,326	6.6
Information Technology	139,990	6.7
Materials	93,435	4.4
Short-Term Investment	108,384	5.2

Total investments	$2,103,640	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$15,394	0.7%
CHF	249,204	11.8
EUR	406,417	19.3
GBP	236,836	11.3
HKD	55,606	2.7
JPY	23,404	1.1
KRW	107,421	5.1
USD	1,009,358	48.0

Total investments	$2,103,640	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan High Income Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
CORPORATE BONDS - 76.6%

Aerospace & Defense - 0.9%
Bombardier, Inc.
6.00%, 2/15/2028(1)(2)	$34,907	$32,991
7.13%, 6/15/2026(1)(2)	8,689	8,630
7.88%, 4/15/2027(1)(2)	21,867	21,811
TransDigm, Inc. 4.63%, 1/15/2029	1,123	999

		64,431

Automobile Components - 0.1%
Patrick Industries, Inc. 4.75%, 5/1/2029(1)	7,361	6,322

Broadline Retail - 2.2%
Millennium Escrow Corp. 6.63%, 8/1/2026(1)	9,223	6,788
Nordstrom, Inc.
4.00%, 3/15/2027	14,636	13,026
4.25%, 8/1/2031	21,278	16,586
4.38%, 4/1/2030	48,672	40,228
5.00%, 1/15/2044	98,226	68,217

		144,845

Building Products - 0.7%
Eco Material Technologies, Inc. 7.88%, 1/31/2027(1)	22,571	21,370
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030(1)	24,407	24,193

		45,563

Capital Markets - 0.7%
AG Issuer LLC 6.25%, 3/1/2028(1)	46,621	44,395

Chemicals - 2.7%
Consolidated Energy Finance SA 5.63%, 10/15/2028(1)(2)	18,333	15,587
Iris Holding, Inc. 10.00%, 12/15/2028(1)	39,938	29,185
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029(1)	9,167	7,656
Methanex Corp.
5.13%, 10/15/2027(2)	28,114	26,173
5.25%, 12/15/2029(2)	87,023	79,516
5.65%, 12/1/2044(2)	4,854	3,962
SK Invictus Intermediate II SARL 5.00%, 10/30/2029(1)	33,914	26,949

		189,028

Commercial Services & Supplies - 1.0%
Neptune Bidco US, Inc. 9.29%, 4/15/2029(1)	75,956	69,729

Construction & Engineering - 0.4%
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028(1)	32,372	29,136

Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030(1)	1,462	1,291
Sealed Air Corp. 5.00%, 4/15/2029(1)	4,853	4,515

		5,806

Distributors - 0.7%
American Builders & Contractors Supply Co., Inc. 3.88%, 11/15/2029(1)	3,956	3,377
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028(1)(2)	2,485	2,505
Windsor Holdings III LLC 8.50%, 6/15/2030(1)	42,123	41,926

		47,808

Diversified REITs - 1.2%
Global Net Lease, Inc. 3.75%, 12/15/2027(1)	53,117	38,967
Necessity Retail REIT, Inc. (The) 4.50%, 9/30/2028(1)	31,343	24,111
Uniti Group LP 4.75%, 4/15/2028(1)	17,806	14,777

		77,855

Diversified Telecommunication Services - 8.7%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)	89,835	43,794
10.50%, 5/15/2027(1)(2)	25,971	15,726
Altice France SA
5.13%, 1/15/2029(1)(2)	8,119	5,788
5.13%, 7/15/2029(1)(2)	11,757	8,346
5.50%, 1/15/2028(1)(2)	7,974	6,021
5.50%, 10/15/2029(1)(2)	111,301	79,596
CCO Holdings LLC
4.25%, 2/1/2031(1)	87,053	70,423
4.25%, 1/15/2034(1)	24,208	18,296
4.50%, 8/15/2030(1)	81,193	67,609
4.50%, 5/1/2032	94,019	75,070
4.75%, 3/1/2030(1)	31,605	27,025
Level 3 Financing, Inc. 3.75%, 7/15/2029(1)	1,830	1,102
Virgin Media Finance plc 5.00%, 7/15/2030(1)(2)	106,368	84,679
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)	22,046	18,482
5.50%, 5/15/2029(1)(2)	27,393	24,778
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(1)	25,706	18,155
6.13%, 3/1/2028(1)	40,256	25,155

		590,045

Electrical Equipment - 1.4%
Regal Rexnord Corp.
6.05%, 2/15/2026(1)	1,768	1,770
6.05%, 4/15/2028(1)	1,773	1,760
6.30%, 2/15/2030(1)	45,574	45,439
6.40%, 4/15/2033(1)	46,270	46,231

		95,200

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Food Products - 0.8%
B&G Foods, Inc. 5.25%, 9/15/2027	22,683	19,707
H-Food Holdings LLC 8.50%, 6/1/2026(1)	79,712	31,486

		51,193

Ground Transportation - 0.1%
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029(1)	13,431	7,555

Health Care Equipment & Supplies - 2.6%
Medline Borrower LP
3.88%, 4/1/2029(1)	148,556	129,105
5.25%, 10/1/2029(1)	54,157	46,992

		176,097

Health Care Providers & Services - 0.4%
Fortrea Holdings, Inc. 7.50%, 7/1/2030(1)	3,370	3,451
HCA, Inc. 3.50%, 9/1/2030	13,738	12,042
Surgery Center Holdings, Inc. 6.75%, 7/1/2025(1)	4,677	4,660

		20,153

Hotel & Resort REITs - 0.4%
XHR LP 4.88%, 6/1/2029(1)	31,343	26,877

Hotels, Restaurants & Leisure - 13.6%
Allwyn Entertainment Financing UK plc 7.88%, 4/30/2029(1)(2)	4,509	4,561
Boyd Gaming Corp. 4.75%, 6/15/2031(1)	9,979	8,915
Brinker International, Inc. 5.00%, 10/1/2024(1)	25,349	24,715
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	11,919
5.75%, 3/1/2027(1)	120,587	111,011
6.00%, 5/1/2029(1)	139,033	124,134
7.63%, 3/1/2026(1)	7,882	7,720
10.50%, 6/1/2030(1)	18,945	20,098
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028(1)	4,169	4,560
Jacobs Entertainment, Inc. 6.75%, 2/15/2029(1)	14,245	12,750
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028(1)	16,485	16,726
Lindblad Expeditions LLC 6.75%, 2/15/2027(1)	38,037	36,230
MajorDrive Holdings IV LLC 6.38%, 6/1/2029(1)	9,176	7,286
Melco Resorts Finance Ltd. 5.38%, 12/4/2029(1)(2)	14,102	11,653
MGM Resorts International
4.63%, 9/1/2026	4,556	4,296
4.75%, 10/15/2028	38,315	34,784
5.50%, 4/15/2027	2,370	2,271
Motion Bondco DAC 6.63%, 11/15/2027(1)(2)	27,623	25,287
NCL Corp. Ltd.
3.63%, 12/15/2024(1)	17,414	16,757
5.88%, 3/15/2026(1)	54,925	51,386
5.88%, 2/15/2027(1)	6,824	6,643
7.75%, 2/15/2029(1)	43,369	41,192
NCL Finance Ltd. 6.13%, 3/15/2028(1)	107,230	96,509
Penn Entertainment, Inc. 4.13%, 7/1/2029(1)	29,809	24,464
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)	19,431	17,837
5.38%, 7/15/2027(1)	8,553	7,997
5.50%, 8/31/2026(1)	26,365	24,997
5.50%, 4/1/2028(1)	45,565	42,491
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029(1)	17,618	15,769
Station Casinos LLC 4.63%, 12/1/2031(1)	18,032	15,192
Studio City Finance Ltd.
5.00%, 1/15/2029(1)(2)	14,239	10,551
6.50%, 1/15/2028(1)(2)	2,527	2,110
TKC Holdings, Inc.
6.88%, 5/15/2028(1)	18,184	16,003
10.50%, 5/15/2029(1)	70,474	53,560

		912,374

Household Durables - 0.2%
Tempur Sealy International, Inc. 3.88%, 10/15/2031(1)	18,815	15,328

Insurance - 14.0%
Acrisure LLC
4.25%, 2/15/2029(1)	38,045	32,840
6.00%, 8/1/2029(1)	103,814	89,884
7.00%, 11/15/2025(1)	92,121	89,181
10.13%, 8/1/2026(1)	48,540	49,664
Alliant Holdings Intermediate LLC
5.88%, 11/1/2029(1)	20,595	17,916
6.75%, 10/15/2027(1)	23,967	22,529
Ardonagh Midco 2 plc 11.50% Cash, 12.75% PIK, 1/15/2027(1)(2)	143,846	132,338
AssuredPartners, Inc.
5.63%, 1/15/2029(1)	600	519
7.00%, 8/15/2025(1)	25,180	24,867
BroadStreet Partners, Inc. 5.88%, 4/15/2029(1)	71,268	61,828
GTCR AP Finance, Inc. 8.00%, 5/15/2027(1)	58,606	57,448
Highlands Holdings Bond Issuer Ltd. 7.63% Cash, 8.38% PIK, 10/15/2025(1)(2)	10,803	9,960
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(1)(2)	77,417	78,982
10.50%, 12/15/2030(1)(2)	39,987	40,110
NFP Corp.
4.88%, 8/15/2028(1)	26,065	23,281

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

6.88%, 8/15/2028(1)	230,725	200,274
Ryan Specialty Group LLC 4.38%, 2/1/2030(1)	7,254	6,421

		938,042

IT Services - 1.9%
Arches Buyer, Inc. 4.25%, 6/1/2028(1)	144,065	125,364

Machinery - 2.3%
Calderys Financing LLC 11.25%, 6/1/2028(1)(2)	37,908	38,848
Chart Industries, Inc.
7.50%, 1/1/2030(1)	17,696	18,055
9.50%, 1/1/2031(1)	11,556	12,261
Werner FinCo. LP 8.75% Cash, 5.75% PIK, 10/15/2028(1)(3)(5)	46,856	41,173
Werner FinCo. LP 11.50%, 6/15/2028(1)	50,221	48,707

		159,044

Media - 4.5%
CMG Media Corp. 8.88%, 12/15/2027(1)	15,947	11,176
CSC Holdings LLC
4.50%, 11/15/2031(1)	8,967	6,252
4.63%, 12/1/2030(1)	103,809	46,189
5.25%, 6/1/2024	15,676	14,579
5.38%, 2/1/2028(1)	6,632	5,329
6.50%, 2/1/2029(1)	17,361	14,028
7.50%, 4/1/2028(1)	57,856	32,976
11.25%, 5/15/2028(1)	4,509	4,373
Sinclair Television Group, Inc.
5.13%, 2/15/2027(1)	49,796	42,189
5.50%, 3/1/2030(1)	89,825	51,779
UPC Holding BV 5.50%, 1/15/2028(1)(2)	2,960	2,584
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028(1)(2)	17,967	15,716
Ziggo Bond Co. BV
5.13%, 2/28/2030(1)(2)	17,989	13,622
6.00%, 1/15/2027(1)(2)	27,070	24,845
Ziggo BV 4.88%, 1/15/2030(1)(2)	24,246	20,123

		305,760

Metals & Mining - 1.1%
Commercial Metals Co.
3.88%, 2/15/2031	3,702	3,172
4.13%, 1/15/2030	12,069	10,740
4.38%, 3/15/2032	9,714	8,395
Compass Minerals International, Inc. 6.75%, 12/1/2027(1)	52,402	50,521

		72,828

Oil, Gas & Consumable Fuels - 4.1%
Callon Petroleum Co.
8.00%, 8/1/2028(1)	100,156	99,045
8.25%, 7/15/2025	3,197	3,173
CrownRock LP 5.00%, 5/1/2029(1)	27,759	25,989
MEG Energy Corp. 5.88%, 2/1/2029(1)(2)	36,407	34,238
SM Energy Co.
5.63%, 6/1/2025	8,964	8,759
6.50%, 7/15/2028	21,535	20,674
6.63%, 1/15/2027	4,218	4,097
Strathcona Resources Ltd. 6.88%, 8/1/2026(1)(2)	36,563	32,006
Sunnova Energy Corp. 5.88%, 9/1/2026(1)	39,151	35,784
Vital Energy, Inc. 7.75%, 7/31/2029(1)	19,891	16,410

		280,175

Paper & Forest Products - 0.4%
Ahlstrom Holding 3 Oy 4.88%, 2/4/2028(1)(2)	31,208	25,845

Passenger Airlines - 3.4%
Delta Air Lines, Inc.
3.75%, 10/28/2029	47,512	42,728
4.38%, 4/19/2028	9,849	9,257
7.38%, 1/15/2026	37,312	38,897
VistaJet Malta Finance plc
6.38%, 2/1/2030(1)(2)	120,570	97,087
7.88%, 5/1/2027(1)(2)	38,637	34,713

		222,682

Personal Care Products - 1.4%
BellRing Brands, Inc. 7.00%, 3/15/2030(1)	74,249	74,713
Prestige Brands, Inc. 3.75%, 4/1/2031(1)	22,886	18,947

		93,660

Real Estate Management & Development - 0.4%
Realogy Group LLC 5.75%, 1/15/2029(1)	36,031	26,959

Software - 0.2%
Castle US Holding Corp. 9.50%, 2/15/2028(1)	25,953	14,684

Specialized REITs - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	1,902
5.25%, 7/15/2030(1)	16,023	14,438

		16,340

Specialty Retail - 2.7%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029(1)	26,140	23,203
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)	8,990	8,679
6.75%, 7/1/2036	10,276	9,246
6.88%, 11/1/2035	25,606	23,429
Evergreen Acqco 1 LP 9.75%, 4/26/2028(1)	17,739	18,344
Gap, Inc. (The) 3.63%, 10/1/2029(1)	36,863	26,047

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

3.88%, 10/1/2031(1)		25,350	17,353
Specialty Building Products Holdings LLC 6.38%, 9/30/2026(1)		11,303	10,679
SRS Distribution, Inc.
6.00%, 12/1/2029(1)		51,705	44,624
6.13%, 7/1/2029(1)		2,941	2,540

			184,144

Trading Companies & Distributors - 0.6%
Superior Plus LP
4.25%, 5/18/2028(1)(2)	CAD	6,705	4,495
4.50%, 3/15/2029(1)(2)		2,125	1,863
United Rentals North America, Inc. 6.00%, 12/15/2029(1)		35,753	35,665

			42,023

Wireless Telecommunication Services - 0.5%
Vmed O2 UK Financing I plc 4.25%, 1/31/2031(1)(2)		42,712	34,535

Total corporate bonds (Cost $5,764,433)			5,161,825

BANK LOANS - 15.2%

Automobile Components - 0.6%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 9.77%, 5/11/2028(3)		64,680	42,776

Capital Markets - 0.2%
Aretec Group, Inc. Term Loan (SOFR + 4.50%), 9.92%, 3/8/2030		16,166	16,116

Chemicals - 0.2%
CPC Acquisition Corp. First Lien Term Loan (SOFR + 3.75%), 9.25%, 12/29/2027(3)		21,058	15,889

Commercial Services - 2.2%
Ankura Consulting Group LLC Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 13.10%, 3/19/2029(3)		17,830	14,531
Digital Room Holdings, Inc. First Lien Term Loan (SOFR + 5.25%), 10.45%, 12/21/2028(3)		28,835	25,807
Employbridge Holding Co. Term Loan B
(SOFR + 4.75%), 10.26%, 7/19/2028(3)		51,690	41,518
(SOFR + 4.75%), 10.29%, 7/16/2028(3)		264	212
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (SOFR + 7.50%), 12.40%, 5/26/2026(3)		7,320	6,808
New SK Holdco Sub LLC Term Loan (SOFR + 8.25%), 13.43%, 6/30/2027(3)		67,027	57,543

			146,419

Commercial Services & Supplies - 0.3%
Neptune BidCo US, Inc. First Lien Term Loan B (SOFR + 5.00%), 9.99%, 4/11/2029(3)		24,313	21,347

Communications Equipment - 0.6%
Delta Topco, Inc. Second Lien Term Loan (SOFR + 7.25%), 12.57%, 12/1/2028(3)		41,516	37,745

Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. Term Loan (SOFR + 3.00%), 8.22%, 3/9/2027(3)		22,350	17,493

Electrical Equipment - 0.2%
Indicor LLC First Lien Term Loan (SOFR + 4.50%), 9.74%, 11/22/2029(3)		16,159	16,078

Food Products - 0.5%
H-Food Holdings LLC Term Loan (SOFR + 3.69%), 9.27%, 5/23/2025(3)		29,885	26,204
H-Food Holdings LLC Term Loan B2 (SOFR + 4.00%), 9.58%, 5/23/2025(3)		9,862	8,617
H-Food Holdings LLC Term Loan B3 (SOFR + 5.00%), 10.58%, 5/23/2025(3)		1,517	1,331

			36,152

Food Service - 1.0%
TKC Holdings, Inc. Term Loan (ICE LIBOR USD 1 Month + 5.50%), 10.69%, 5/15/2028(3)		67,833	62,930
TKC Midco 1 LLC Term Loan 12.00% Cash, 13.50% PIK, 2/15/2027		19,207	5,666

			68,596

Health Care Equipment & Supplies - 0.2%
Fortrea Holdings, Inc. Term Loan B (SOFR + 3.50%), 8.99%, 7/1/2030(3)		4,092	4,090
GHX Ultimate Parent Corp. Term Loan (SOFR + 4.75%), 9.79%, 6/30/2027(3)		8,090	8,095

			12,185

Health Care Providers & Services - 0.5%
Surgery Center Holdings, Inc. Term Loan (SOFR + 3.75%), 8.90%, 8/31/2026(3)		30,073	30,015

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Hotels, Restaurants & Leisure - 0.2%
J&J Ventures Gaming LLC Term Loan (SOFR + 4.00%), 9.54%, 4/26/2028(3)	$13,342	13,180

Insurance - 1.6%
Amynta Agency Borrower, Inc. First Lien Term Loan (SOFR + 5.00%), 10.20%, 2/28/2028(3)	101,719	98,731
Hub International Ltd. Term Loan (SOFR + 4.25%), 9.34%, 6/20/2030(3)	4,130	4,137

		102,868

Investment Companies - 1.2%
Nexus Buyer LLC First Lien Term Loan (SOFR + 3.75%), 8.95%, 11/9/2026(3)	24,663	23,756
Nexus Buyer LLC Second Lien Term Loan (SOFR + 6.25%), 11.45%, 11/5/2029(3)	62,871	56,034

		79,790

IT Services - 0.1%
Arches Buyer, Inc. Term Loan (SOFR + 3.25%), 8.45%, 12/6/2027(3)	8,740	8,420

Retail - 0.2%
Fogo De Chao, Inc. Term Loan (SOFR + 4.25%), 9.73%, 4/7/2025(3)	12,915	12,581

Software - 4.3%
Applied Systems, Inc. Second Lien Term Loan (SOFR + 6.75%), 11.99%, 9/17/2027(3)	15,727	15,718
Castle US Holding Corp. Term Loan (SOFR + 3.75%), 9.11%, 1/29/2027(3)	4,865	3,545
CommerceHub, Inc. Second Lien Term Loan (SOFR + 7.00%), 12.22%, 12/29/2028(3)	10,610	8,148
Constant Contact, Inc. Second Lien Term Loan (SOFR + 7.50%), 12.70%, 2/12/2029(3)	28,018	23,255
Ivanti Software, Inc. Second Lien Term Loan (SOFR + 7.25%), 12.78%, 12/1/2028(3)	6,435	4,155
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 10.39%, 3/1/2029(3)	20,948	13,721
Orchid Merger Sub II LLC Term Loan (SOFR + 4.75%), 10.14%, 7/27/2027(3)	23,944	17,269
Renaissance Holdings Corp. First Lien Term Loan (SOFR + 4.75%), 9.90%, 4/5/2030(3)	61,606	60,759
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 12.19%, 5/29/2026(3)	36,536	35,740
UKG, Inc. Second Lien Term Loan (SOFR + 5.25%), 10.62%, 5/3/2027(3)	74,902	72,441
Virgin Pulse, Inc. First Lien Term Loan (SOFR + 3.75%), 8.97%, 4/6/2028(3)	34,621	32,663

		287,414

Telecommunications - 0.3%
Gridiron Fiber Corp. First Lien Term Loan (SOFR + 4.50%), 9.86%, 10/4/2028(3)	23,547	22,252

Transportation - 0.5%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 5.50%), 10.65%, 8/4/2025(3)	26,552	23,737
(SOFR + 5.50%), 10.66%, 8/4/2025(3)	272	243
(SOFR + 5.50%), 10.77%, 8/4/2025(3)	5,986	5,352
(SOFR + 5.50%), 10.98%. 8/4/2025(3)	4,728	4,227

		33,559

Total bank loans (Cost $1,126,099)		1,020,875

	Shares Held
COMMON STOCK - 0.3%

Machinery - 0.3%
Utex Equity (Cost $10,178)*(4)(5)	364	23,415

	No. of Warrants‡
WARRANT - 0.0%

Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $—)*(4)(5)	71	—

	Shares Held
SHORT-TERM INVESTMENT - 6.9%

INVESTMENT COMPANY - 6.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $462,057)	462,057	462,057

Total investments - 99.0% (Cost $7,362,767)		6,668,172

Other assets less liabilities - 1.0%		65,966

Total net assets - 100.0% #		$6,734,138

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029	Czech Republic	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 1/15/2028	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	USD
Bombardier, Inc., 6.00%, 2/15/2028	Canada	USD
Bombardier, Inc., 7.13%, 6/15/2026	Canada	USD
Bombardier, Inc., 7.88%, 4/15/2027	Canada	USD
Calderys Financing LLC, 11.25%, 6/1/2028	France	USD
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	USD
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Melco Resorts Finance Ltd., 5.38%, 12/4/2029	Hong Kong	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028	Canada	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Studio City Finance Ltd., 5.00%, 1/15/2029	Macau	USD
Studio City Finance Ltd., 6.50%, 1/15/2028	Macau	USD
Superior Plus LP, 4.25%, 5/18/2028	Canada	CAD
Superior Plus LP, 4.50%, 3/15/2029	Canada	USD
UPC Holding BV, 5.50%, 1/15/2028	Netherlands	USD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030	Netherlands	USD

(3)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
(4)	Defaulted securities.
(5)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $64,588, or 1.0% of total net assets. See notes (B) and (C) in the accompanying notes.

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$970,085	14.5%
Consumer Discretionary	1,379,358	20.7
Consumer Staples	249,601	3.8
Energy	280,175	4.2
Financials	1,238,754	18.6
Health Care	238,450	3.6
Industrials	918,638	13.8
Information Technology	473,627	7.1
Materials	309,396	4.6
Real Estate	148,031	2.2
Short-Term Investment	462,057	6.9

Total investments	$6,668,172	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$4,495	0.1%
USD	6,663,677	99.9

Total investments	$6,668,172	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	4,408	CAD	5,948	JPM	7/19/2023	$(83)

Total unrealized depreciation						(83)

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 95.2%

Belgium - 1.9%
UCB SA(1)	1,164	$103,193

Canada - 2.3%
Canadian Pacific Kansas City Ltd.	1,176	94,948
Kinaxis, Inc.*	185	26,375

		121,323

Denmark - 8.1%
Ascendis Pharma A/S, ADR*	727	64,913
Carlsberg A/S, Class B(1)	620	99,200
Danske Bank A/S*(1)	2,411	58,714
Novo Nordisk A/S, ADR	254	41,037
Novo Nordisk A/S, Class B(1)	1,035	167,152

		431,016

France - 13.4%
Air Liquide SA(1)	1,424	255,347
Airbus SE(1)	579	83,694
BNP Paribas SA(1)	1,707	107,803
Kering SA(1)	48	26,680
LVMH Moet Hennessy Louis Vuitton SE(1)	166	156,775
Pernod Ricard SA(1)	192	42,452
Safran SA(1)	254	39,917

		712,668

Germany - 10.8%
Allianz SE(1)	568	132,080
Deutsche Boerse AG(1)	869	160,459
Deutsche Telekom AG(1)	9,722	211,917
RWE AG(1)	1,572	68,417

		572,873

Hong Kong - 1.8%
AIA Group Ltd.(1)	9,604	97,987

Ireland - 3.0%
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	8,514	160,263

Japan - 4.0%
Daiichi Sankyo Co. Ltd.(1)	6,063	192,273
Nippon Sanso Holdings Corp.(1)	987	21,458

		213,731

Netherlands - 6.5%
Adyen NV *(1)(4)	28	48,858
Argenx SE, ADR *	329	128,217
Ferrovial SE(1)	2,067	65,457
Heineken NV(1)	744	76,586
Shell plc(1)	919	27,349

		346,467

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR *(1)(5)(6)	4,881	—
Sberbank of Russia PJSC(1)(5)(6)	38,445	—

		—

Singapore - 2.1%
DBS Group Holdings Ltd.(1)	2,410	56,352
United Overseas Bank Ltd.(1)	2,718	56,335

		112,687

Switzerland - 11.1%
Alcon, Inc.(1)	1,312	109,035
Cie Financiere Richemont SA(1)	1,066	180,821
Lonza Group AG(1)	24	14,108
Medacta Group SA(1)(4)	277	37,750
UBS Group AG(1)	12,353	251,340

		593,054

Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	6,263	116,713
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	462	46,620

		163,333

United Kingdom - 8.0%
AstraZeneca plc, ADR	915	65,516
AstraZeneca plc(1)	364	52,200
BAE Systems plc(1)	5,548	65,464
Diageo plc(1)	2,391	102,581
Reckitt Benckiser Group plc(1)	688	51,635
Unilever plc(1)	1,707	88,982

		426,378

United States - 19.1%
Amazon.com, Inc. *	1,610	209,934
Aon plc, Class A	510	176,195
Experian plc(1)	531	20,388
Kenvue, Inc. *	1,420	37,527
Linde plc	705	268,494
Nestle SA(1)	1,557	187,396
Schlumberger Ltd.	2,347	115,308

		1,015,242

Total common stocks and equity-linked security (Cost $4,210,303)		5,070,215

SHORT-TERM INVESTMENT - 3.2%

INVESTMENT COMPANY - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $171,892)	171,892	171,892

Total investments - 98.4% (Cost $4,382,195)		5,242,107

Other assets less liabilities - 1.6%		88,405

Total net assets - 100.0%#		$5,330,512

Artisan International Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,795,131, or 71.2% of total net assets. See notes (B) and (C) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 06/15/2023	$98,450	$160,263	3.0%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $86,608 or 1.6% of net assets.

(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$151,723	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	159,810	—	0.0%

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$211,917	4.0%
Consumer Discretionary	574,210	11.0
Consumer Staples	686,359	13.1
Energy	142,657	2.7
Financials	1,146,123	21.9
Health Care	975,394	18.6
Industrials	530,131	10.1
Information Technology	189,708	3.6
Materials	545,299	10.4
Utilities	68,417	1.3
Short-Term Investment	171,892	3.3

Total investments	$5,242,107	100.0%

Artisan International Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$121,323	2.3%
CHF	780,450	14.9
DKK	325,066	6.2
EUR	1,579,635	30.1
GBP	408,599	7.8
HKD	97,987	1.9
JPY	213,731	4.1
RUB	—	0.0
SGD	112,687	2.1
TWD	116,713	2.2
USD	1,485,916	28.4

Total investments	$5,242,107	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Explorer Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 81.8%

Argentina - 5.9%
Despegar.com Corp. *	456	$3,213

Australia - 3.1%
Steadfast Group Ltd.(1)	416	1,665

Canada - 1.6%
Knight Therapeutics, Inc. *	125	466
Real Matters, Inc.*	84	386

		852

China - 1.5%
China Isotope & Radiation Corp. *(1)	423	829

Denmark - 1.1%
ALK-Abello A/S, Class B *(1)	55	603

France - 3.6%
Alten SA *(1)	12	1,950

Germany - 4.0%
AlzChem Group AG(1)	50	1,055
Hensoldt AG(1)	34	1,128

		2,183

India - 3.1%
Care Ratings Ltd.(1)	196	1,680

Indonesia - 3.7%
Mitra Adiperkasa Tbk. PT *(1)	17,673	1,998

Ireland - 6.4%
Glenveagh Properties plc *(1)(2)	2,865	3,501

Italy - 1.1%
Enav SpA(1)(2)	142	607

Japan - 10.7%
Horiba Ltd.(1)	21	1,178
NexTone, Inc. *(1)	24	384
Sato Holdings Corp.(1)	157	2,125
Zuken, Inc.(1)	80	2,161

		5,848

Mexico - 3.8%
Qualitas Controladora SAB de CV	277	2,045

Norway - 0.9%
Sikri Group ASA *(1)	702	503

South Africa - 1.2%
Famous Brands Ltd.(1)	205	684

South Korea - 2.5%
Vitzrocell Co. Ltd.(1)	80	1,373

Switzerland - 1.9%
Medmix AG(1)(2)	39	1,043

United Kingdom - 19.8%
Essentra plc(1)	470	968
IDOX plc(1)	1,892	1,624
IQE plc *(1)	2,447	660
Kingfisher plc(1)	341	1,005
LSL Property Services plc(1)	201	715
Luxfer Holdings plc	68	973
M&C Saatchi plc(1)	2,138	4,127
Oxford Biomedica plc *(1)	128	683

		10,755

United States - 5.9%
Impro Precision Industries Ltd.(1)(2)	5,223	1,692
Signify NV(1)(2)	54	1,520

		3,212

Total common stocks (Cost $42,194)		44,544

SHORT-TERM INVESTMENTS - 18.1%

INVESTMENT COMPANIES - 18.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97%	3,341	3,341
Federated Treasury Obligations Fund - Institutional Class, 4.96%	3,242	3,242
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.03%	3,242	3,242

Total investment companies (Cost $9,825)		9,825

Total investments - 99.9% (Cost $52,019)		54,369

Other assets less liabilities - 0.1%		36

Total net assets - 100.0% #		$54,405

Artisan International Explorer Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $37,461, or 68.9% of total net assets. See notes (B) and (C) in the accompanying notes.

(2)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $8,363 or 15.4% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$4,511	8.3%
Consumer Discretionary	10,401	19.1
Financials	5,390	9.9
Health Care	3,624	6.7
Industrials	9,418	17.3
Information Technology	8,076	14.9
Materials	2,023	3.7
Real Estate	1,101	2.0
Short-Term Investments	9,825	18.1

Total investments	$54,369	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AUD	$1,665	3.1%
CAD	852	1.5
CHF	1,043	1.9
DKK	603	1.1
EUR	9,761	18.0
GBP	9,782	18.0
HKD	2,521	4.6
IDR	1,998	3.6
INR	1,680	3.1
JPY	5,848	10.8
KRW	1,373	2.5
MXN	2,045	3.8
NOK	503	0.9
USD	14,011	25.8
ZAR	684	1.3

Total investments	$54,369	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Small-Mid Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.2%

Belgium - 0.6%
Azelis Group NV(1)	1,154	$26,369

Brazil - 1.7%
Hapvida Participacoes e Investimentos SA *(2)	14,978	13,733
Rumo SA	6,497	30,204
Vibra Energia SA	8,184	31,106

		75,043

Canada - 5.7%
Altus Group Ltd.	732	24,288
CAE, Inc. *	3,312	74,119
Descartes Systems Group, Inc. (The) *	295	23,613
Kinaxis, Inc. *	426	60,816
Lightspeed Commerce, Inc. *	2,827	47,829
Whitecap Resources, Inc.	3,282	22,963

		253,628

China - 0.1%
Jacobio Pharmaceuticals Group Co. Ltd. *(1)(2)	5,303	3,989

Costa Rica - 0.3%
Establishment Labs Holdings, Inc. *	171	11,717

Denmark - 6.9%
ALK-Abello A/S, Class B *(1)	1,202	13,132
Ambu A/S, Class B *(1)	4,830	79,004
Carlsberg A/S, Class B(1)	176	28,078
DSV A/S(1)	144	30,409
FLSmidth & Co. A/S(1)	746	36,104
Genmab A/S *(1)	128	48,503
Royal Unibrew A/S(1)	280	25,066
Tryg A/S(1)	640	13,848
Vestas Wind Systems A/S *(1)	904	24,031
Zealand Pharma A/S *(1)	263	9,429

		307,604

Finland - 2.6%
Metso Outotec OYJ(1)	9,033	108,816
Revenio Group OYJ(1)	255	8,830

		117,646

France - 2.1%
Gaztransport Et Technigaz SA(1)	197	20,074
Lectra(1)	1,408	41,960
Remy Cointreau SA(1)	56	9,032
Ubisoft Entertainment SA *(1)	801	22,635

		93,701

Germany - 6.6%
AIXTRON SE(1)	2,432	82,506
BioNTech SE, ADR *	40	4,360
Carl Zeiss Meditec AG(1)	166	17,951
Duerr AG(1)	775	25,075
Gerresheimer AG(1)	769	86,501
Hamburger Hafen und Logistik AG(1)	1,119	13,937
Hannover Rueck SE(1)	114	24,178
Immatics NV *	435	5,018
Symrise AG, Class A(1)	352	36,899

		296,425

Iceland - 0.5%
Ossur HF*(1)	4,455	20,992

India - 2.7%
IndiaMart InterMesh Ltd.(1)(2)	853	29,372
PB Fintech Ltd. *(1)	2,943	25,094
WNS Holdings Ltd., ADR *	873	64,341

		118,807

Israel - 7.1%
Kornit Digital Ltd. *	2,466	72,413
Nice Ltd., ADR *	878	181,263
Radware Ltd. *	1,632	31,644
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	189	11,211
Tel Aviv Stock Exchange Ltd. *(1)	3,931	20,293

		316,824

Italy - 1.9%
Davide Campari-Milano NV(1)	2,864	39,695
Ermenegildo Zegna NV	1,597	20,248
Intercos SpA(1)	167	2,812
Moncler SpA(1)	327	22,602

		85,357

Japan - 12.2%
Azbil Corp.(1)	2,398	75,891
Carenet, Inc.(1)	1,952	12,795
CKD Corp.(1)(3)	3,657	60,089
Daikokutenbussan Co. Ltd.(1)(3)	762	28,258
en Japan, Inc.(1)	578	10,010
Fujitec Co. Ltd.(1)	776	19,883
GMO Financial Gate, Inc.(1)	267	21,567
Jeol Ltd.(1)	571	20,370
Kobe Bussan Co. Ltd.(1)	442	11,436
Lion Corp.(1)	1,434	13,370
Money Forward, Inc. *(1)	631	25,090
Morinaga Milk Industry Co. Ltd.(1)	763	25,006
NOF Corp.(1)	962	41,349
Rohm Co. Ltd.(1)	715	67,536
Rohto Pharmaceutical Co. Ltd.(1)	1,314	29,669
SCSK Corp.(1)	557	8,773
SG Holdings Co. Ltd.(1)	3,651	52,086
Sosei Group Corp. *(1)	381	3,962
Temairazu, Inc.(1)	298	8,289
Ubicom Holdings, Inc.(1)(3)	775	8,671

		544,100

Mexico - 0.5%
Qualitas Controladora SAB de CV	2,901	21,461

Netherlands - 1.2%
IMCD NV(1)	367	52,725

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

Sweden - 2.8%
AAK AB(1)	1,595	30,017
Fortnox AB(1)	5,572	32,907
Swedish Orphan Biovitrum AB *(1)	3,112	60,692

		123,616

Switzerland - 7.0%
Alcon, Inc.(1)	1,200	99,740
Baloise Holding AG(1)	256	37,715
Barry Callebaut AG(1)	19	36,581
Belimo Holding AG(1)	79	39,513
Burckhardt Compression Holding AG(1)	65	38,249
DSM-Firmenich AG *(1)	297	31,984
Inficon Holding AG(1)	8	10,224
Tecan Group AG(1)	44	17,044

		311,050

Thailand - 1.6%
Fabrinet*	562	73,001

United Kingdom - 15.2%
Alphawave IP Group plc *(1)	17,445	31,856
Balfour Beatty plc(1)	8,982	38,925
boohoo Group plc *(1)	13,952	6,008
Britvic plc(1)	2,900	31,550
ConvaTec Group plc(1)(2)	35,634	92,923
Croda International plc(1)	176	12,601
Howden Joinery Group plc(1)	6,963	56,849
Immunocore Holdings plc, ADR *	80	4,787
JD Sports Fashion plc(1)	19,044	35,298
JET2 plc(1)	5,370	84,940
Oxford Biomedica plc *(1)	251	1,344
Rotork plc(1)	17,122	66,374
RS Group plc(1)	2,312	22,346
Smiths Group plc(1)	1,973	41,290
Spirax-Sarco Engineering plc(1)	332	43,666
St. James’s Place plc(1)	3,006	41,540
Subsea 7 SA(1)	2,254	28,034
Trainline plc *(1)(2)	10,402	34,415

		674,746

United States - 16.9%
Agilysys, Inc. *	704	48,353
Akero Therapeutics, Inc. *	149	6,950
Alkermes plc *	1,156	36,194
Avidity Biosciences, Inc.*	1,337	14,822
Calix, Inc. *	321	16,020
Chart Industries, Inc. *	80	12,820
CyberArk Software Ltd. *	498	77,796
Envista Holdings Corp. *	741	25,059
Glaukos Corp. *	1,144	81,457
ImmunoGen, Inc. *	2,299	43,377
Ingersoll Rand, Inc.	849	55,467
Inspire Medical Systems, Inc. *	69	22,486
Lantheus Holdings, Inc. *	148	12,394
Legend Biotech Corp., ADR *	320	22,060
Madrigal Pharmaceuticals, Inc. *	142	32,794
MaxCyte, Inc. *	794	3,644
Model N, Inc. *	1,565	55,326
Monday.com Ltd. *	143	24,556
Myriad Genetics, Inc. *	1,569	36,363
RxSight, Inc. *	1,282	36,919
STAAR Surgical Co. *	181	9,538
ViewRay, Inc. *	9,051	3,188
Wolfspeed, Inc. *	1,308	72,716

		750,299

Total common stocks (Cost $3,720,247)		4,279,100

SHORT-TERM INVESTMENT - 2.6%

INVESTMENT COMPANY - 2.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $116,331)	116,331	116,331

Total investments - 98.8% (Cost $3,836,578)		4,395,431

Other assets less liabilities - 1.2%		53,169

Total net assets - 100.0% #		$4,448,600

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,709,877, or 60.9% of total net assets. See notes (B) and (C) in the accompanying notes.

(2)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $174,432 or 3.9% of net assets.

(3)	Affiliated company as defined under the Investment Company Act of 1940.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$22,635	0.5%
Consumer Discretionary	157,966	3.6
Consumer Staples	321,781	7.3
Energy	71,071	1.6
Financials	205,696	4.7
Health Care	1,024,061	23.3
Industrials	1,230,422	28.0
Information Technology	1,098,347	25.0
Materials	122,833	2.8
Real Estate	24,288	0.6
Short-Term Investment	116,331	2.6

Total investments	$4,395,431	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$75,043	1.7%
CAD	253,628	5.8
CHF	279,066	6.3
DKK	328,596	7.5
EUR	674,581	15.3
GBP	641,925	14.6
HKD	3,989	0.1
ILS	31,504	0.7
INR	54,466	1.2
JPY	544,100	12.4
MXN	21,461	0.5
NOK	28,034	0.6
SEK	123,616	2.8
USD	1,335,422	30.5

Total investments	$4,395,431	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Value Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 90.6%

Belgium - 1.4%
Groupe Bruxelles Lambert NV(1)	5,078	$400,237

Bermuda - 0.4%
Voussoir RE Ltd. (Preferred Shares) *(1)(2)	1	103,240

Brazil - 0.7%
Telefonica Brasil SA, ADR	21,804	199,074

Canada - 3.6%
Alimentation Couche-Tard, Inc.	11,214	575,041
Suncor Energy, Inc.	15,567	456,632

		1,031,673

China - 4.2%
Alibaba Group Holding Ltd. *(1)	55,446	576,644
Anhui Conch Cement Co. Ltd., Class H(1)	53,125	141,422
Hengan International Group Co. Ltd.(1)	38,577	162,658
Trip.com Group Ltd. *(1)	9,248	323,544

		1,204,268

Finland - 1.3%
Nokia OYJ, ADR	70,929	295,064
Nokia OYJ(1)	19,073	80,040

		375,104

France - 10.6%
Danone SA(1)	21,762	1,333,506
Safran SA(1)	6,297	989,362
Sodexo SA(1)	5,821	641,030
Sodexo SA (Registered Shares)(1)(3)	737	81,192

		3,045,090

Germany - 4.1%
adidas AG(1)	2,067	400,990
Bayer AG(1)	7,812	431,880
Brenntag SE(1)	646	50,345
Fresenius Medical Care AG & Co. KGaA(1)	6,028	287,866

		1,171,081

India - 3.5%
HCL Technologies Ltd.(1)	59,222	860,030
Indus Towers Ltd. *(1)	72,516	145,420

		1,005,450

Ireland - 3.4%
CRH plc(1)	6,482	357,991
Ryanair Holdings plc *(1)	1,846	34,740
Ryanair Holdings plc, Equity-Linked Security*(1)(4)(5)	30,602	576,011

		968,742

Japan - 1.9%
Nintendo Co. Ltd.(1)	5,438	247,367
Seven & i Holdings Co. Ltd.(1)	7,255	313,698

		561,065

Mexico - 0.7%
Gruma SAB de CV, Class B	13,169	211,456

Netherlands - 3.6%
Koninklijke Philips NV *(1)	36,338	786,360
Universal Music Group NV(1)	10,883	241,791

		1,028,151

South Korea - 7.4%
NAVER Corp.(1)	2,179	305,061
Samsung Electronics Co. Ltd.(1)	22,602	1,245,738
Samsung Electronics Co. Ltd. (Preference)(1)	12,354	560,678

		2,111,477

Switzerland - 15.3%
ABB Ltd.(1)	27,671	1,088,792
Cie Financiere Richemont SA(1)	4,440	753,286
Novartis AG(1)	14,636	1,477,123
UBS Group AG(1)	52,728	1,072,784

		4,391,985

United Kingdom - 14.8%
Associated British Foods plc(1)	16,352	414,767
Berkeley Group Holdings plc(1)(6)	5,814	289,564
CNH Industrial NV(1)	24,265	350,712
Compass Group plc(1)	38,328	1,072,167
Inchcape plc(1)	6,242	61,686
Liberty Global plc, Class A *	10,800	182,087
Liberty Global plc, Class C *	6,333	112,545
Lloyds Banking Group plc(1)	857,429	475,334
Pearson plc(1)	11,900	125,410
RELX plc (London Stock Exchange)(1)	22,352	745,180
RELX plc (Turquoise Stock Exchange)(1)	1,429	47,661
Unilever plc(1)	7,080	369,189

		4,246,302

United States - 13.7%
Arch Capital Group Ltd. *	17,810	1,333,088
Garmin Ltd.	5,465	569,918
Holcim AG(1)	12,744	856,820
Sensata Technologies Holding plc(6)	8,927	401,630
Willis Towers Watson plc	3,231	760,788

		3,922,244

Total common stocks and equity-linked security (Cost $20,435,082)		25,976,639

SHORT-TERM INVESTMENT - 8.2%

INVESTMENT COMPANY - 8.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $2,343,495)	2,343,495	2,343,495

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

Total investments - 98.8% (Cost $22,778,577)	$28,320,134

Other assets less liabilities - 1.2%	336,002

Total net assets - 100.0% #	$28,656,136

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $20,879,316, or 72.9% of total net assets. See notes (B) and (C) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/04/2020	$63,852	$81,192	0.3%

(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 06/15/2023	$350,852	$576,011	2.0%

(5)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Affiliated company as defined under the Investment Company Act of 1940.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,433,345	5.1%
Consumer Discretionary	4,895,431	17.3
Consumer Staples	3,380,315	11.9
Energy	456,632	1.6
Financials	4,145,471	14.6
Health Care	2,983,229	10.5
Industrials	4,284,433	15.1
Information Technology	3,041,550	10.8
Materials	1,356,233	4.8
Short-Term Investment	2,343,495	8.3

Total investments	$28,320,134	100.0%

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$1,031,673	3.6%
CHF	5,248,805	18.5
EUR	6,515,703	23.0
GBP	3,553,297	12.5
HKD	1,204,268	4.3
INR	1,005,450	3.6
JPY	561,065	2.0
KRW	2,111,477	7.5
MXN	211,456	0.7
USD	6,876,940	24.3

Total investments	$28,320,134	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-Port Part F.

OTC TOTAL RETURN SWAP

Values in thousands

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts)	Unrealized Appreciation	Value
Gruma SAB de CV	Fed funds rate + (0.70)% and decrease in total return of reference entity	Increase in total return of reference entity	Monthly	UBS AG	9/21/2023	USD 1,800	—	139	139

							—	139	139

Artisan Mid Cap Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.5%

Banks - 0.8%
NU Holdings Ltd., Class A*(1)	4,715	$37,200

Biotechnology - 9.3%
Argenx SE, ADR *(1)	383	149,403
Ascendis Pharma A/S, ADR *(1)	1,097	97,905
BioNTech SE, ADR*(1)	375	40,509
Exact Sciences Corp. *	1,038	97,504
Halozyme Therapeutics, Inc. *	914	32,985
Sarepta Therapeutics, Inc. *	169	19,315

		437,621

Broadline Retail - 1.7%
Etsy, Inc. *	440	37,268
Global-e Online Ltd. *(1)	1,013	41,467

		78,735

Building Products - 1.2%
Trex Co., Inc. *	868	56,906

Capital Markets - 3.3%
MarketAxess Holdings, Inc.	147	38,503
MSCI, Inc.	137	64,103
Tradeweb Markets, Inc., Class A	752	51,508

		154,114

Communications Equipment - 1.9%
Arista Networks, Inc. *	542	87,764

Consumer Staples Distribution & Retail - 0.8%
BJ’s Wholesale Club Holdings, Inc. *	583	36,743

Distributors - 0.9%
Pool Corp.	113	42,298

Electrical Equipment - 3.1%
Hubbell, Inc.	266	88,203
Rockwell Automation, Inc.	180	59,210

		147,413

Electronic Equipment, Instruments & Components - 2.2%
Keysight Technologies, Inc. *	236	39,586
Teledyne Technologies, Inc. *	160	65,726

		105,312

Entertainment - 3.9%
Liberty Media Corp-Liberty Formula One, Class C *	397	29,859
Live Nation Entertainment, Inc. *	698	63,612
ROBLOX Corp., Class A *	560	22,561
Spotify Technology SA *	146	23,437
Take-Two Interactive Software, Inc. *	296	43,525

		182,994

Financial Services - 1.7%
Global Payments, Inc.	810	79,761

Ground Transportation - 1.1%
Saia, Inc. *	150	51,411

Health Care Equipment & Supplies - 5.3%
Cooper Cos., Inc. (The)	108	41,486
Dexcom, Inc. *	689	88,577
Envista Holdings Corp. *	651	22,028
iRhythm Technologies, Inc. *	359	37,452
Shockwave Medical, Inc. *	204	58,294

		247,837

Health Care Providers & Services - 0.9%
agilon health, Inc. *	2,537	43,992

Health Care Technology - 5.1%
Veeva Systems, Inc., Class A *	1,211	239,431

Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc. *	84	178,613

Insurance - 2.4%
Arthur J Gallagher & Co.	297	65,277
Ryan Specialty Holdings, Inc., Class A *	1,092	49,042

		114,319

IT Services - 1.4%
Shopify, Inc., Class A *(1)	1,032	66,668

Life Sciences Tools & Services - 7.3%
Agilent Technologies, Inc.	770	92,538
Gerresheimer AG(1)(2)	531	59,734
Repligen Corp. *	373	52,747
West Pharmaceutical Services, Inc.	358	136,926

		341,945

Machinery - 5.0%
Fortive Corp.	1,149	85,918
Ingersoll Rand, Inc.	2,298	150,170

		236,088

Professional Services - 4.8%
Ceridian HCM Holding, Inc. *	919	61,559
CoStar Group, Inc. *	891	79,326
Verisk Analytics, Inc.	376	85,007

		225,892

Semiconductors & Semiconductor Equipment - 10.6%
Lattice Semiconductor Corp. *	2,227	213,983
Monolithic Power Systems, Inc.	211	114,078
ON Semiconductor Corp. *	1,782	168,551

		496,612

Software - 17.3%
Atlassian Corp., Class A *	832	139,692
Bentley Systems, Inc., Class B	1,297	70,343
Datadog, Inc., Class A *	638	62,773
HubSpot, Inc. *	413	219,598
Synopsys, Inc. *	305	133,013
Tyler Technologies, Inc. *	241	100,271
Zscaler, Inc. *	607	88,818

		814,508

Specialty Retail - 1.3%
Five Below, Inc. *	321	63,012

Textiles, Apparel & Luxury Goods - 1.3%
Lululemon Athletica, Inc. *	162	61,152

Trading Companies & Distributors - 0.1%
WESCO International, Inc.	17	3,099

Total common stocks (Cost $2,963,292)		4,631,440

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENT - 1.4%

INVESTMENT COMPANY - 1.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $63,626)	63,626	$63,626

Total investments - 99.9% (Cost $3,026,918)		4,695,066

Other assets less liabilities - 0.1%		4,565

Total net assets - 100.0%#		$4,699,631

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
BioNTech SE	Germany	USD
Gerresheimer AG	Germany	EUR
Global-e Online Ltd.	Israel	USD
NU Holdings Ltd.	Brazil	USD
Shopify, Inc.	Canada	USD

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $59,734, or 1.3% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$182,995	3.9%
Consumer Discretionary	423,810	9.0
Consumer Staples	36,743	0.8
Financials	385,394	8.2
Health Care	1,310,826	27.9
Industrials	720,809	15.4
Information Technology	1,570,863	33.4
Short-Term Investment	63,626	1.4

Total investments	$4,695,066	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$59,734	1.3%
USD	4,635,332	98.7

Total investments	$4,695,066	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Mid Cap Value Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.0%

Aerospace & Defense - 1.8%
CAE, Inc. *(1)	979	$21,911

Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	203	24,564

Automobile Components - 3.5%
BorgWarner, Inc.	382	18,702
Gentex Corp.	799	23,371

		42,073

Banks - 11.4%
Comerica, Inc.	303	12,839
Fifth Third Bancorp	923	24,193
First Citizens BancShares, Inc., Class A	42	53,802
M&T Bank Corp.	213	26,412
Washington Federal, Inc.	754	19,987

		137,233

Capital Markets - 1.8%
Moelis & Co., Class A	488	22,134

Consumer Staples Distribution & Retail - 4.8%
Dollar General Corp.	102	17,299
Kroger Co. (The)	501	23,530
Sysco Corp.	233	17,295

		58,124

Diversified Consumer Services - 1.2%
H&R Block, Inc.	434	13,844

Electric Utilities - 2.3%
OGE Energy Corp.	773	27,746

Electrical Equipment - 2.4%
Godha Cabcon & Insulation Ltd. Escrow *(1)(2)(3)	220	—
nVent Electric plc	562	29,031

		29,031

Electronic Equipment, Instruments & Components - 3.3%
Vontier Corp.	1,229	39,576

Energy Equipment & Services - 2.1%
NOV, Inc.	1,611	25,835

Entertainment - 3.4%
Electronic Arts, Inc.	165	21,343
Warner Bros Discovery, Inc. *	1,563	19,601

		40,944

Financial Services - 1.8%
Corebridge Financial, Inc.	1,220	21,539

Food Products - 2.0%
Tyson Foods, Inc., Class A	465	23,743

Ground Transportation - 2.9%
U-Haul Holding Co., Series N	613	31,078
U-Haul Holding Co.	68	3,770

		34,848

Health Care Equipment & Supplies - 5.8%
Baxter International, Inc.	797	36,329
Dentsply Sirona, Inc.	852	34,089

		70,418

Health Care Providers & Services - 2.2%
Centene Corp. *	395	26,616

Hotels, Restaurants & Leisure - 6.9%
Expedia Group, Inc. *	250	27,367
Marriott International, Inc., Class A	175	32,180
Vail Resorts, Inc.	96	24,053

		83,600

Insurance - 7.2%
Arch Capital Group Ltd. *	518	38,804
Globe Life, Inc.	315	34,522
Progressive Corp. (The)	106	14,011

		87,337

Interactive Media & Services - 2.2%
IAC, Inc. *	423	26,579

Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class A *	48	18,273

Machinery - 1.9%
Otis Worldwide Corp.	250	22,264

Media - 6.7%
Cable One, Inc.	44	28,695
News Corp., Class A	1,292	25,188
Omnicom Group, Inc.	279	26,518

		80,401

Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc. *	91	14,117

Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	261	50,777

Software - 1.9%
Check Point Software Technologies Ltd. *(1)	181	22,726

Specialized REITs - 4.3%
Lamar Advertising Co., Class A	311	30,916
Public Storage	69	20,274

		51,190

Specialty Retail - 2.0%
AutoNation, Inc. *	149	24,602

Technology Hardware, Storage & Peripherals - 1.6%
NetApp, Inc.	250	19,075

Trading Companies & Distributors - 1.7%
Air Lease Corp., Class A	478	20,010

Total common stocks (Cost $762,191)		1,181,130

SHORT-TERM INVESTMENT - 0.7%

INVESTMENT COMPANY - 0.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $8,506)	8,506	8,506

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

Total investments - 98.7% (Cost $770,697)	1,189,636

Other assets less liabilities - 1.3%	15,763

Total net assets - 100.0% #	$1,205,399

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
CAE, Inc.	Canada	USD
Check Point Software Technologies Ltd.	Israel	USD
Godha Cabcon & Insulation Ltd. Escrow	India	USD

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (B) and (C) in the accompanying notes.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$147,925	12.4%
Consumer Discretionary	164,120	13.8
Consumer Staples	81,867	6.9
Energy	25,835	2.2
Financials	268,242	22.6
Health Care	115,307	9.7
Industrials	152,628	12.8
Information Technology	132,154	11.1
Real Estate	65,307	5.5
Utilities	27,745	2.3
Short-Term Investment	8,506	0.7

Total investments	$1,189,636	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Select Equity Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.2%

Automobiles - 3.9%
Harley-Davidson, Inc.	43	$1,515

Banks - 4.0%
Citigroup, Inc.	34	1,580

Broadline Retail - 3.9%
Alibaba Group Holding Ltd., ADR*(1)	18	1,521

Capital Markets - 6.2%
Bank of New York Mellon Corp. (The)	37	1,657
Charles Schwab Corp. (The)	14	767

		2,424

Chemicals - 5.2%
Axalta Coating Systems Ltd. *	62	2,022

Construction Materials - 5.0%
HeidelbergCement AG(1)(2)	24	1,946

Consumer Finance - 5.2%
American Express Co.	12	2,034

Financial Services - 5.6%
Berkshire Hathaway, Inc., Class B *	6	2,181

Food Products - 5.0%
Danone SA(1)(2)	32	1,952

Health Care Equipment & Supplies - 4.6%
Dentsply Sirona, Inc.	45	1,791

Health Care Providers & Services - 5.0%
Elevance Health, Inc.	4	1,935

Hotels, Restaurants & Leisure - 8.1%
Aramark	42	1,809
Expedia Group, Inc. *	12	1,363

		3,172

Insurance - 6.8%
Marsh & McLennan Cos., Inc.	6	1,151
Progressive Corp. (The)	11	1,514

		2,665

Interactive Media & Services - 10.8%
Alphabet, Inc., Class A *	17	2,010
Meta Platforms, Inc., Class A *	8	2,185

		4,195

Passenger Airlines - 2.5%
Southwest Airlines Co.	27	980

Semiconductors & Semiconductor Equipment - 3.0%
Lam Research Corp.	2	1,185

Technology Hardware, Storage & Peripherals - 5.4%
Samsung Electronics Co. Ltd.(1)(2)	38	2,110

Total common stocks (Cost $30,140)		35,208

SHORT-TERM INVESTMENT - 9.4%

INVESTMENT COMPANY - 9.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $3,667)	3,667	3,667

Total investments - 99.6% (Cost $33,807)		38,875

Other assets less liabilities - 0.4%		141

Total net assets - 100.0% #		$39,016

Artisan Select Equity Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
Danone SA	France	EUR
HeidelbergCement AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,008, or 15.4% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$4,195	10.8%
Consumer Discretionary	6,208	16.0
Consumer Staples	1,952	5.0
Financials	10,884	28.0
Health Care	3,726	9.6
Industrials	980	2.5
Information Technology	3,295	8.5
Materials	3,968	10.2
Short-Term Investment	3,667	9.4

Total investments	$38,875	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$3,898	10.0%
KRW	2,110	5.4
USD	32,867	84.6

Total investments	$38,875	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Small Cap Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.2%

Biotechnology - 20.8%
Argenx SE, ADR *(1)	231	$90,163
Ascendis Pharma A/S, ADR *(1)	661	58,973
Avid Bioservices, Inc. *	809	11,298
Denali Therapeutics, Inc. *	226	6,657
Exact Sciences Corp. *	449	42,208
Halozyme Therapeutics, Inc. *	2,627	94,744
Iovance Biotherapeutics, Inc. *	2,436	17,147
Twist Bioscience Corp. *	1,000	20,465
Veracyte, Inc. *	1,914	48,762

		390,417

Broadline Retail - 1.8%
Etsy, Inc. *	177	14,948
Global-e Online Ltd. *(1)	448	18,356

		33,304

Building Products - 2.2%
Advanced Drainage Systems, Inc.	150	17,120
Trex Co., Inc. *	381	24,994

		42,114

Capital Markets - 1.0%
MarketAxess Holdings, Inc.	70	18,394

Construction & Engineering - 4.2%
Valmont Industries, Inc.	270	78,670

Diversified Consumer Services - 0.7%
Duolingo, Inc. *	90	12,860

Electrical Equipment - 1.9%
Generac Holdings, Inc. *	77	11,528
Shoals Technologies Group, Inc., Class A *	938	23,963

		35,491

Electronic Equipment, Instruments & Components - 3.7%
Novanta, Inc. *	379	69,743

Financial Services - 0.5%
Shift4 Payments, Inc., Class A *	125	8,474

Food Products - 0.6%
Freshpet, Inc. *	177	11,678

Ground Transportation - 0.6%
Saia, Inc. *	30	10,423

Health Care Equipment & Supplies - 7.7%
Envista Holdings Corp. *	403	13,651
iRhythm Technologies, Inc. *	257	26,838
Penumbra, Inc. *	44	14,987
Shockwave Medical, Inc. *	310	88,371

		143,847

Hotels, Restaurants & Leisure - 5.5%
Cava Group, Inc. *	56	2,276
Papa John’s International, Inc.	401	29,598
Wingstop, Inc.	355	71,047

		102,921

Life Sciences Tools & Services - 1.5%
Repligen Corp. *	205	29,030

Machinery - 1.9%
John Bean Technologies Corp.	81	9,811
Kornit Digital Ltd. *(1)	250	7,339
SPX Technologies, Inc. *	221	18,774

		35,924

Professional Services - 2.7%
Ceridian HCM Holding, Inc. *	503	33,684
Paycor HCM, Inc. *	712	16,843

		50,527

Semiconductors & Semiconductor Equipment - 16.6%
Allegro MicroSystems, Inc. *(1)	925	41,763
Ambarella, Inc. *	135	11,325
Lattice Semiconductor Corp. *	1,618	155,442
MACOM Technology Solutions Holdings, Inc. *	327	21,439
Monolithic Power Systems, Inc.	144	77,756
Rambus, Inc. *	70	4,485

		312,210

Software - 20.4%
Bentley Systems, Inc., Class B	744	40,371
Blackline, Inc. *	889	47,829
Clearwater Analytics Holdings, Inc., Class A *	1,297	20,576
DoubleVerify Holdings, Inc. *	1,193	46,445
Guidewire Software, Inc. *	754	57,330
HashiCorp, Inc., Class A *	461	12,082
HubSpot, Inc. *	35	18,708
Model N, Inc. *	195	6,895
Olo, Inc., Class A *	1,132	7,312
Procore Technologies, Inc. *	112	7,262
Smartsheet, Inc., Class A *	223	8,520
Sprout Social, Inc., Class A *	220	10,178
Tyler Technologies, Inc. *	117	48,891
Workiva, Inc., Class A *	494	50,182

		382,581

Specialty Retail - 3.2%
Five Below, Inc. *	114	22,460
Floor & Decor Holdings, Inc., Class A *	367	38,186

		60,646

Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. *	112	12,647

Total common stocks (Cost $1,193,309)		1,841,901

Total investments - 98.2% (Cost $1,193,309)		1,841,901

Other assets less liabilities - 1.8%		33,822

Total net assets - 100.0% #		$1,875,723

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	USD
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Global-e Online Ltd.	Israel	USD
Kornit Digital Ltd.	Israel	USD

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$222,378	12.1%
Consumer Staples	11,678	0.6
Financials	26,869	1.5
Health Care	563,293	30.6
Industrials	253,149	13.7
Information Technology	764,534	41.5

Total investments	$1,841,901	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.1%

Argentina - 0.2%
Loma Negra Cia Industrial Argentina SA, ADR	30	$203

Brazil - 10.5%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA *	762	210
GPS Participacoes e Empreendimentos SA (1)	616	2,173
Itau Unibanco Holding SA (Preference)	354	2,097
Lojas Renner SA	234	978
MercadoLibre, Inc. *	2	2,502
Vale SA	128	1,715

		9,675

Chile - 2.1%
Empresa Nacional de Telecomunicaciones SA	232	932
Vina Concha y Toro SA	888	1,034

		1,966

China - 22.3%
Alibaba Group Holding Ltd. *(2)	289	3,003
Baidu, Inc., Class A *(2)	79	1,354
China Traditional Chinese Medicine Holdings Co. Ltd. (2)	5,039	2,355
Estun Automation Co. Ltd., Class A *(2)	732	2,830
Kingsoft Cloud Holdings Ltd., ADR *(6)	68	414
NIO, Inc., ADR *	62	598
Noah Holdings Ltd., ADR	28	390
Prosus NV *(2)	32	2,342
Tongwei Co. Ltd., Class A (2)	117	553
Trip.com Group Ltd. *(2)	35	1,232
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A *(2)	240	1,006
Wuxi Biologics Cayman, Inc. *(2)(3)	353	1,701
Xiabuxiabu Catering Management China Holdings Co. Ltd. (2)(3)	1,010	477
Zhuzhou CRRC Times Electric Co. Ltd., Class H (2)	641	2,397

		20,652

Greece - 2.9%
Alpha Services & Holdings SA *(2)	677	1,110
Mytilineos SA (2)	46	1,608

		2,718

Hong Kong - 1.5%
AIA Group Ltd. (2)	134	1,372

India - 9.5%
Havells India Ltd. (2)	102	1,595
ICICI Bank Ltd. (2)	272	3,105
Infosys Ltd. (2)	106	1,717
Reliance Industries Ltd. (2)	77	2,396

		8,813

Indonesia - 2.3%
Bank Rakyat Indonesia Persero Tbk. PT (2)	3,877	1,409
Indofood CBP Sukses Makmur Tbk. PT (2)	1,007	761

		2,170

Kazakhstan - 1.9%
Kaspi.KZ JSC, GDR (2)(3)	22	1,766

Malaysia - 1.7%
Frontken Corp. Bhd. (2)	960	650
Public Bank Bhd. (2)	1,153	953

		1,603

Mexico - 3.1%
Cemex SAB de CV *	1,519	1,074
Gentera SAB de CV	964	1,031
Vista Energy SAB de CV, ADR *	33	794

		2,899

Peru - 1.3%
Credicorp Ltd.	8	1,171

Poland - 1.1%
InPost SA *(2)	93	1,013

Russia - 0.0%
LUKOIL PJSC, ADR *(2)(4)(5)	19	—
MMC Norilsk Nickel PJSC, ADR *(2)(4)(5)	39	—
Sberbank of Russia PJSC (2)(4)(5)	265	—

		—

Singapore - 0.4%
Sea Ltd., ADR *	7	387

South Africa - 3.1%
FirstRand Ltd. (2)	393	1,434
MTN Group Ltd. (2)	189	1,390

		2,824

South Korea - 11.5%
HYBE Co. Ltd. *(2)	7	1,472
Samsung Biologics Co. Ltd. *(2)(3)	3	1,464
Samsung Electronics Co. Ltd. (2)	124	6,842
Shinhan Financial Group Co. Ltd. (2)	32	822

		10,600

Taiwan - 15.0%
E Ink Holdings, Inc. (2)	342	2,489
MediaTek, Inc. (2)	106	2,348
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	483	8,994

		13,831

Thailand - 0.7%
Bangkok Bank PCL (2)	154	696

United Arab Emirates - 0.7%
ADNOC Logistics & Services *(2)	190	158

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

Americana Restaurants International plc (2)	421	484

		642

United States - 1.0%
Globant SA *	5	890

Vietnam - 1.3%
Vietnam Technological & Commercial Joint Stock Bank *(2)	879	1,208

Total common stocks (Cost $73,631)		87,099

SHORT-TERM INVESTMENT - 4.5%

INVESTMENT COMPANY - 4.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97%(7) (Cost $4,125)	4,125	4,125

Total investments - 98.6% (Cost $77,756)		91,224

Other assets less liabilities - 1.4%		1,257

Total net assets - 100.0% #		$92,481

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $68,506, or 74.1% of total net assets. See notes (B) and (C) in the accompanying notes.

(3)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the value of these securities was $5,408 or 5.8% of net assets.

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
LUKOIL PJSC	11/27/2008 - 12/23/2021	$1,026	$—	0.0%
MMC Norilsk Nickel PJSC	09/25/2013 - 12/23/2021	737	—	0.0%
Sberbank of Russia PJSC	01/08/2019 - 03/25/2020	772	—	0.0%

(6)	All or a portion of security is on loan at June 30, 2023.
(7)

Security is partially used as collateral for securities lending. At June 30, 2023, the Portfolio had loaned securities with a total value of $361. This was collateralized by cash of $369 which was subsequently invested in an investment company.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$5,535	6.1%
Consumer Discretionary	11,616	12.7
Consumer Staples	1,795	2.0
Energy	3,348	3.7
Financials	18,564	20.3
Health Care	5,520	6.0
Industrials	12,476	13.7
Information Technology	25,253	27.7
Materials	2,992	3.3
Short-Term Investment	4,125	4.5

Total investments	$91,224	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AED	$642	0.7%
BRL	7,173	7.9
CLP	1,966	2.1
CNY	4,389	4.8
EUR	6,073	6.6
HKD	13,891	15.2
IDR	2,170	2.4
INR	8,813	9.7
KRW	10,600	11.6
MXN	2,105	2.3
MYR	1,603	1.8
RUB	—	0.0
THB	696	0.8
TWD	13,831	15.2
USD	13,240	14.5
VND	1,208	1.3
ZAR	2,824	3.1

Total investments	$91,224	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.6%

Aerospace & Defense - 7.2%
Airbus SE (1)(2)	59	$8,551
Northrop Grumman Corp.	10	4,578
Safran SA (1)(2)	50	7,907

		21,036

Air Freight & Logistics - 3.5%
FedEx Corp.	42	10,310

Banks - 7.6%
Bank of America Corp.	248	7,120
PNC Financial Services Group, Inc. (The)	57	7,211
US Bancorp	239	7,888

		22,219

Beverages - 2.6%
Heineken Holding NV (1)(2)	86	7,485

Capital Markets - 6.6%
CME Group, Inc.	37	6,825
Goldman Sachs Group, Inc. (The)	18	5,718
Morgan Stanley	79	6,773

		19,316

Energy Equipment & Services - 2.9%
Schlumberger Ltd.	171	8,388

Entertainment - 7.6%
Electronic Arts, Inc.	42	5,457
Netflix, Inc. *	18	8,101
Walt Disney Co. (The) *	62	5,504
Warner Bros Discovery, Inc. *	255	3,196

		22,258

Financial Services - 7.0%
Berkshire Hathaway, Inc., Class B *	16	5,569
Fiserv, Inc. *	54	6,810
Visa, Inc., Class A	35	8,256

		20,635

Health Care Equipment & Supplies - 7.2%
Baxter International, Inc.	167	7,624
Koninklijke Philips NV *(1)(2)	266	5,759
Medtronic plc	89	7,865

		21,248

Health Care Providers & Services - 2.6%
Cigna Group (The)	27	7,585

Hotels, Restaurants & Leisure - 7.8%
Booking Holdings, Inc. *	2	6,500
Compass Group plc (1)(2)	310	8,676
Marriott International, Inc., Class A	41	7,573

		22,749

Insurance - 3.4%
Arch Capital Group Ltd. *	133	9,951

Interactive Media & Services - 8.6%
Alphabet, Inc., Class C *	95	11,433
Meta Platforms, Inc., Class A *	48	13,719

		25,152

Media - 3.3%
Comcast Corp., Class A	235	9,768

Oil, Gas & Consumable Fuels - 2.9%
EOG Resources, Inc.	74	8,485

Pharmaceuticals - 2.0%
Merck & Co., Inc.	52	5,983

Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV (1)	22	4,493

Specialty Retail - 1.4%
AutoNation, Inc. *	26	4,221

Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co. Ltd. (Preference) (1)(2)	151	6,844

Tobacco - 4.9%
Altria Group, Inc.	144	6,536
Philip Morris International, Inc.	80	7,831

		14,367

Trading Companies & Distributors - 1.7%
Air Lease Corp., Class A	120	5,027

Total common stocks (Cost $188,908)		277,520

SHORT-TERM INVESTMENT - 4.9%

INVESTMENT COMPANY - 4.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97% (Cost $14,504)	14,504	14,504

Total investments - 99.5% (Cost $203,412)		292,024

Other assets less liabilities - 0.5%		1,533

Total net assets - 100.0% #		$293,557

Artisan Value Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $45,222, or 15.4% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$57,177	19.6%
Consumer Discretionary	26,971	9.2
Consumer Staples	21,852	7.5
Energy	16,872	5.8
Financials	72,121	24.7
Health Care	34,816	11.8
Industrials	36,373	12.5
Information Technology	11,338	3.9
Short-Term Investment	14,504	5.0

Total investments	$292,024	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$29,702	10.2%
GBP	8,676	3.0
KRW	6,844	2.3
USD	246,802	84.5

Total investments	$292,024	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Income Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.0%

Aerospace & Defense - 3.3%
Airbus SE (1)(2)	1	$169
Safran SA (1)(2)	1	195

		364

Banks - 10.7%
Bank of America Corp.	7	208
Comerica, Inc.	2	102
Fifth Third Bancorp	5	140
M&T Bank Corp.	1	181
PNC Financial Services Group, Inc. (The)	2	189
US Bancorp	6	203
Washington Federal, Inc.	6	166

		1,189

Beverages - 4.7%
Coca-Cola Co. (The)	4	215
Heineken Holding NV (1)(2)	4	313

		528

Capital Markets - 5.4%
CME Group, Inc.	1	246
Moelis & Co., Class A	4	178
Morgan Stanley	2	176

		600

Consumer Staples Distribution & Retail - 1.3%
Sysco Corp.	2	145

Diversified Consumer Services - 1.3%
H&R Block, Inc. (3)	5	147

Electric Utilities - 6.4%
IDACORP, Inc.	1	145
OGE Energy Corp.	6	231
Portland General Electric Co. (3)	3	150
PPL Corp.	7	189

		715

Electrical Equipment - 2.5%
nVent Electric plc	5	281

Financial Services - 3.9%
Corebridge Financial, Inc.	11	201
Visa, Inc., Class A	1	227

		428

Food Products - 2.0%
Tyson Foods, Inc., Class A	4	221

Gas Utilities - 1.7%
Atmos Energy Corp.	2	189

Health Care Equipment & Supplies - 6.4%
Baxter International, Inc.	5	241
Koninklijke Philips NV *(1)(2)	7	161
Medtronic plc	4	312

		714

Health Care REITs - 1.3%
Universal Health Realty Income Trust	3	141

Hotels, Restaurants & Leisure - 4.1%
Compass Group plc (1)(2)	9	251
Vail Resorts, Inc.	1	203

		454

Machinery - 2.5%
Otis Worldwide Corp.	3	277

Media - 7.4%
Cable One, Inc.	–^	184
Comcast Corp., Class A	10	402
Omnicom Group, Inc.	2	231

		817

Oil, Gas & Consumable Fuels - 2.5%
EOG Resources, Inc.	2	283

Pharmaceuticals - 1.8%
Merck & Co., Inc.	2	201

Specialized REITs - 5.6%
Lamar Advertising Co., Class A	4	377
Public Storage	1	246

		623

Technology Hardware, Storage & Peripherals - 4.7%
NetApp, Inc.	3	252
Samsung Electronics Co. Ltd. (Preference) (1)(2)	6	267

		519

Tobacco - 6.5%
Altria Group, Inc.	8	357
Philip Morris International, Inc.	4	366

		723

Total common stocks (Cost $9,770)		9,559

	Principal Amount
CORPORATE BONDS - 6.5%

Aerospace & Defense - 2.0%
Boeing Co. (The) 1.43%, 2/4/2024	$227	221

Banks - 1.7%
M&T Bank Corp. Series E, (ICE LIBOR USD 3 Month + 3.61%), 6.45%, 2/15/2024 (4)(5)	116	107
Wells Fargo & Co. Series S, 5.90%, 6/15/2024 (4)	84	83

		190

Broadline Retail - 1.4%
ANGI Group LLC 3.88%, 8/15/2028 (6)	188	154

Artisan Value Income Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

Trading Companies & Distributors - 1.4%
Air Lease Corp. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.12%, 12/15/2026 (4)(5)	238	155

Total corporate bonds (Cost $758)		720

CONVERTIBLE BONDS - 2.5%

Media - 1.2%
Cable One, Inc.
Zero Coupon, 3/15/2026	87	71
1.13%, 3/15/2028	79	59

		130

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Redwood Trust, Inc. 7.75%, 6/15/2027	178	150

Total convertible bonds (Cost $307)		280

	Shares Held
SHORT-TERM INVESTMENTS - 4.3%

INVESTMENT COMPANIES - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.97%	161	161
Federated Treasury Obligations Fund - Institutional Class, 4.96%	157	157
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.03%	156	156

Total short-term investments (Cost $474)		474

Total investments - 99.3% (Cost $11,309)		11,033

WRITTEN OPTION CONTRACTS - (0.2)% (Premiums received $(11))		(19)

Other assets less liabilities - 0.9%		95

Total net assets - 100.0% #		$11,109

Artisan Value Income Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,356, or 12.2% of total net assets. See notes (B) and (C) in the accompanying notes.

(3)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)	Perpetual security. The rate reflected was the rate in effect on June 30, 2023. The maturity date reflects the next call date.
(5)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

WRITTEN OPTION CONTRACTS

Call Options

Dollar values in thousands except exercise price

Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
2	Airbus SE	EUR 140.00	$26	12/15/23	$(1)	$(1)	$—	^
1	Compass Group plc	GBP 23.00	22	10/20/23	(1)	(1)	—	^
6	Moelis & Co.	$45.00	27	8/18/23	(2)	(2)	—	^
5	NetApp, Inc.	70.00	38	9/15/23	(1)	(4)	(3)
6	nVent Electric plc	45.00	31	8/18/23	(1)	(5)	(4)
5	nVent Electric plc	50.00	26	11/17/23	(2)	(2)	—	^
5	Omnicom Group, Inc.	95.00	48	1/19/24	(3)	(4)	(1)
1	Safran SA	EUR 150.00	14	9/15/23	— ^	— ^	—	^
1	Visa, Inc.	250.00	24	9/15/23	— ^	— ^	—	^

Total written option contracts					$(11)	$(19)	$(8)

Artisan Value Income Fund

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$947	8.6%
Consumer Discretionary	754	6.8
Consumer Staples	1,617	14.6
Energy	283	2.6
Financials	2,559	23.2
Health Care	915	8.3
Industrials	1,297	11.8
Information Technology	519	4.7
Real Estate	764	6.9
Utilities	904	8.2
Short-Term Investments	474	4.3

Total investments	$11,033	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$837	7.6%
GBP	251	2.3
KRW	267	2.4
USD	9,678	87.7

Total investments	$11,033	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Notes to N-PORT Part F – June 30, 2023 (UNAUDITED)

As of June 30, 2023, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Investments in Subsidiaries:

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated Schedules of Investments include the holdings of the Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of June 30, 2023, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $1,150,015 in net assets, representing 3.49% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan Global Unconstrained Subsidiary Ltd. had $965,298 in net assets, representing 3.64% of Global Unconstrained Fund’s net assets.

(B) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded

Notes to N-PORT Part F – June 30, 2023 (UNAUDITED) - (continued)

option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.

Fixed income securities, including loan participation notes, were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

A new rule adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices, Rule 2a-5 under the 1940 Act (Rule 2a-5), has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4 without resulting in a material impact to the Funds. Artisan Partners was designated by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Artisan Partners’ Procedures for Valuation of Portfolio Securities Held by Artisan Partners Funds, Inc. and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not reliable.

Notes to N-PORT Part F – June 30, 2023 (UNAUDITED) - (continued)

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(C) Fair Value Measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets is found in Note (B). A description of the fair value leveling techniques is described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally

Notes to N-PORT Part F – June 30, 2023 (UNAUDITED) - (continued)

categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2023 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Americas	$1,368,216	$—	$—		$1,368,216
Emerging Markets	542,997	518,121	—		1,061,118
Europe	99,149	316,743	—		415,892
Pacific Basin	215,418	—	—		215,418
Investment Company	16,019	—	—		16,019
Total Investments	$2,241,799	$834,864	$—		$3,076,663
Emerging Markets Debt Opportunities
Sovereign Government Bonds(1)	$—	$17,831	$—		$17,831
Corporate Bonds(1)	—	5,253	—		5,253
Sovereign Government Treasury Bills	—	1,229	—		1,229
U.S. Treasury Obligations	—	6,311	—		6,311
Repurchase Agreement	—	279	—		279
Investment Companies	609	—	—		609
Total Investments before security sold short	609	30,903	—		31,512
Corporate Bond(1)	—	(265)	—		(265)
Total Investments after security sold short	609	30,638	—		31,247
Foreign Currency Forward Contracts(2)	—	59	—		59
Futures(2)	135	—	—		135
Centrally Cleared Credit Default Swap(2)	—	— (4)	—		— (4)
Centrally Cleared Interest Rate Swaps(2)	—	103	—		103
OTC Credit Default Swap(2)	—	— (4)	—		— (4)
Total	$744	$30,800	$—		$31,544
Floating Rate
Bank Loans(1)	$—	$38,597	$—		$38,597
Corporate Bonds(1)	—	3,515	—		3,515
Warrant	—	— (3)	—		— (3)
Investment Companies	3,854	—	—		3,854
Total Investments	$3,854	$42,112	$—		$45,966
Focus
Common Stocks(1)	$1,228,327	$28,031	$—		$1,256,358
Options Purchased	1,407	—	—		1,407
Investment Company	48,278	—	—		48,278
Total Investments	1,278,012	28,031	—		1,306,043
Foreign Currency Forward Contracts(2)	—	(1,528)	—		(1,528)
Written Option Contracts	(1,484)	—	—		(1,484)
Total	$1,276,528	$26,503	$—		$1,303,031
Global Discovery
Common Stocks(1)
Americas	$164,840	$—	$—		$164,840
Emerging Markets	4,421	4,005	—		8,426
Europe	11,599	47,232	—		58,831
Pacific Basin	1,935	10,322	—		12,257
Investment Company	13,869	—	—		13,869
Total Investments	$196,664	$61,559	$—		$258,223
Global Equity
Common Stocks(1)
Americas	$85,927	$4,955	$—		$90,882
Emerging Markets	3,786	6,882	—	(3)	10,668
Europe	7,722	65,707	—		73,429
Pacific Basin	—	16,674	—		16,674
Total Investments	$97,435	$94,218	$—	(3)	$191,653
Global Opportunities
Common Stocks(1)
Americas	$1,620,983	$—	$—		$1,620,983
Emerging Markets	52,152	32,841	—		84,993
Europe	49,468	722,415	—		771,883
Pacific Basin	—	275,207	—		275,207
Investment Company	89,263	—	—		89,263
Total Investments	$1,811,866	$1,030,463	$—		$2,842,329
Global Unconstrained
Sovereign Government Bonds(1)	$—	$15,435	$—		$15,435
Corporate Bonds(1)	—	4,471	—		4,471
Common Stock(1)	—	412	—		412
Exchange Traded Fund(1)	124	—	—		124
Options Purchased	18	—	—		18
Sovereign Government Treasury Bills	—	408	—		408
U.S. Treasury Obligations	—	2,890	—		2,890
Repurchase Agreements	—	2,916	—		2,916
Investment Companies	444	—	—		444
Total Investments before securities sold short	586	26,532	—		27,118
Common Stock(1)	—	(137)	—		(137)
Corporate Bond(1)	—	(250)	—		(250)
Sovereign Government Bonds(1)	—	(2,544)	—		(2,544)
Total Investments after securities sold short	586	23,601	—		24,187
Foreign Currency Forward Contracts(2)	—	36	—		36
Futures(2)	104	—	—		104
Centrally Cleared Credit Default Swaps(2)	—	(152)	—		(152)
Centrally Cleared Interest Rate Swaps(2)	—	(86)	—		(86)
OTC Credit Default Swaps(2)	—	(11)	—		(11)
OTC Interest Rate Swap(2)	—	— (4)	—		— (4)
Total	$690	$23,388	$—		$24,078
Global Value
Common Stocks(1)
Americas	$916,368	$—	$—		$916,368
Emerging Markets	—	163,027	—		163,027
Europe	—	892,457	—		892,457
Pacific Basin	—	23,404	—		23,404
Investment Company	108,384	—	—		108,384
Total Investments	$1,024,752	$1,078,888	$—		$2,103,640
High Income
Corporate Bonds(1)	$—	$5,161,825	$—		$5,161,825
Bank Loans(1)	—	1,020,875	—		1,020,875
Common Stock(1)	—	23,415	—		23,415
Warrant	—	— (3)	—		—
Investment Company	462,057	—	—		462,057
Total Investments	462,057	6,206,115	-		6,668,172
Foreign Currency Forward Contracts(2)	—	(83)	—		(83)
Total	$462,057	$6,206,032	$—		$6,668,089
International
Common Stocks and Equity-Linked Security(1)
Americas	$928,781	$207,784	$—		$1,136,565
Emerging Markets	46,620	116,713	—	(3)	163,333
Europe	299,683	3,046,229	—		3,345,912
Pacific Basin	—	424,405	—		424,405
Investment Company	171,892	—	—		171,892
Total Investments	$1,446,976	$3,795,131	$—	(3)	$5,242,107
International Explorer
Common Stocks(1)
Americas	$852	$3,212	$—		$4,064
Emerging Markets	5,258	6,564	—		11,822
Europe	973	20,172	—		21,145
Pacific Basin	—	7,513	—		7,513
Investment Companies	9,825	—	—		9,825
Total Investments	$16,908	$37,461	$—		$54,369
International Small-Mid
Common Stocks(1)
Americas	$1,003,927	$—	$—		$1,003,927
Emerging Markets	245,563	79,447	—		325,010
Europe	34,413.00	2,054,826	—		2,089,239
Middle East	285,320	31,504	—		316,824
Pacific Basin	—	544,100	—		544,100
Investment Company	116,331	—	—		116,331
Total Investments	$1,685,554	$2,709,877	$—		$4,395,431
International Value
Common Stocks and Equity-Linked Security(1)
Americas	$4,097,097	$856,820	$—		$4,953,917
Emerging Markets	410,530	4,321,195	103,240		4,834,965
Europe	589,696	15,036,996	—		15,626,692
Pacific Basin	—	561,065	—		561,065
Investment Company	2,343,495	—	—		2,343,495
Total Investments	7,440,818	20,776,076	103,240		28,320,134
OTC Total Return Swap(1)	—	139	—		139
Total	7,440,818	20,776,215	103,240		28,320,273
Mid Cap
Common Stocks(1)	$4,571,706	$59,734	$—		$4,631,440
Investment Company	63,626	—	—		63,626
Total Investments	$4,635,332	$59,734	$—		$4,695,066
Mid Cap Value
Common Stocks(1)	$1,181,130	$—	$—	(3)	$1,181,130
Investment Company	8,506	—	—		8,506
Total Investments	$1,189,636	$—	$—	(3)	$1,189,636
Select Equity
Common Stocks(1)	$29,200	$6,008	$—		$35,208
Investment Company	3,667	—	—		3,667
Total Investments	$32,867	$6,008	$—		$38,875
Small Cap
Common Stocks(1)	$1,841,901	$—	$—		$1,841,901
Total Investments	$1,841,901	$—	$—		$1,841,901
Sustainable Emerging Markets
Common Stocks(1)
Americas	$890	$—	$—		$890
Emerging Markets	17,316	67,134	—	(3)	84,450
Pacific Basin	387	1,372	—		1,759
Investment Company	4,125	—	—		4,125
Total Investments	$22,718	$68,506	$—	(3)	$91,224
Value
Common Stocks(1)	$232,298	$45,222	$—		$277,520
Investment Company	14,504	—	—		14,504
Total Investments	$246,802	$45,222	$—		$292,024
Value Income
Common Stocks(1)	$8,203	$1,356	$—		$9,559
Corporate Bonds(1)	—	720	—		720
Convertible Bonds(1)	—	280	—		280
Investment Companies	474	—	—		474
Total Investments	8,677	2,356	—		11,033
Written Option Contracts	(19)	—	—		(19)
Total	$8,658	$2,356	$—		$11,014

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)

Foreign currency forward contracts, futures contracts, OTC total return swaps and centrally cleared swap contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)	Valued at $0.
(4)	Amount rounds to less than $1.

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at June 30, 2023		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Global Equity Fund
Common Stocks	$—	(1)	Last quote in inactive market less 100% discount	N/A
International Fund
Common Stocks	$—	(1)	Last quote in inactive market less 100% discount	N/A
International Value Fund
Common Stock (preferred shares)	$103,240		Mark-to-Model Approach	Increase
Mid Cap Value Fund
Common Stock	$—	(1)	100% discount for uncertainty of collectability	N/A
Sustainable Emerging Markets Fund
Common Stocks	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1)	Includes one or more securities valued at $0.

As of June 30, 2023, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Developing World Fund	Emerging Markets Debt Opportuniites Fund		Global Equity Fund		Global Unconstrained Fund		International Fund		International Value Fund	Mid Cap Value Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2022	$— (1)	$1		$—	(1)	$8		$—	(1)	$—	$—		$—	(1)
Transfers into Level 3	—	—		—		—		—		—	—		—
Net change in unrealized appreciation (depreciation)	48,813	9		—		5		—		3,240	—		9,727
Purchases	—	—	(1)	—		—	(1)	—		100,000	—	(1)	—
Sales	(16,768)	—	(1)	—		—	(1)	—		—	—		(1,458)
Realized Gain/(Loss)	(32,045)	1		—		5		—		—	—		(8,269)
Transfer out of Level 3	—	(11)		—		(18)		—		—	—		—

Balance as of June 30, 2023	$—	$—		$—	(1)	$—		$—	(1)	$103,240	$—	(1)	$—	(1)

Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2023	$—	$—		$—		$—		$—		$3,240	$—		$—

(1)	Includes one or more securities valued at $0.

(D) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2023 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended June 30, 2023.

Transactions in securities of affiliates:

	As of 9/30/2022						As of 6/30/2023
Funds	Shares Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	Share Balance	Value	Dividend Income@
International Small-Mid Fund
Carenet, Inc.†(1)	3,363	$27,595	$—	$(11,059)	$(4,871)	$1,130	1,952	$12,795	$128
CKD Corp.(1)	4,057	48,288	—	(5,774)	(3,178)	20,753	3,657	60,089	1,275
Daikokutenbussan Co. Ltd.(1)	838	30,492	—	(2,721)	(3,003)	3,490	762	28,258	145
Model N, Inc.*†	2,003	68,548	—	(16,361)	(313)	3,452	1,565	55,326	—
Ubicom Holdings, Inc.(1)	847	12,677	—	(1,147)	(1,391)	(1,468)	775	8,671	60
ViewRay, Inc.*†	11,030	40,149	—	(6,963)	(3,129)	(26,869)	9,051	3,188	—

Total#		$227,749	$—	$(44,025)	$(15,885)	$488		$97,018	$1,608

International Value Fund
Arch Capital Group Ltd.*†	23,073	$1,050,732	$56,073	$(409,377)	$155,396	$480,264	17,810	$1,333,088	$—
Berkeley Group Holdings plc(1)	5,543	203,196	21,382	(7,673)	(4,735)	77,394	5,814	289,564	4,614
Sensata Technologies Holding plc	8,750	326,188	29,961	(19,377)	(6,806)	71,664	8,927	401,630	2,918

Total#		$1,580,116	$107,416	$(436,427)	$143,855	$629,322		$691,194	$7,532

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of June 30, 2023.
*	Non-income producing security.
#	Total value as of June 30, 2023 is presented only for those issuers that were affiliates as of June 30, 2023.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes (B) and (C) in the accompanying notes.